DODGE & COX STOCK FUND
Portfolio of Investments (unaudited)
                 March 31, 2023
Common Stocks: 98.8%
	Shares	Value
Communication Services: 12.3%
Media & Entertainment: 11.1%
Alphabet, Inc., Class A(a)	9,761,800	$1,012,591,514
Alphabet, Inc., Class C(a)	26,109,360	2,715,373,440
Charter Communications, Inc., Class A(a)	5,297,276	1,894,358,870
Comcast Corp., Class A	46,512,494	1,763,288,648
DISH Network Corp., Class A(a)	26,325,837	245,620,059
Fox Corp., Class A	27,659,475	941,805,124
Fox Corp., Class B	8,419,433	263,612,447
Meta Platforms, Inc., Class A(a)	4,590,500	972,910,570
News Corp., Class A	7,697,190	132,930,471
		9,942,491,143
Telecommunication Services: 1.2%
T-Mobile U.S., Inc.(a)	7,246,537	1,049,588,419
		10,992,079,562
Consumer Discretionary: 3.8%
Automobiles & Components: 1.0%
Honda Motor Co., Ltd. ADR (Japan)	31,383,300	831,343,617
Consumer Discretionary Distribution & Retail: 1.6%
Amazon.com, Inc.(a)	11,378,000	1,175,233,620
The Gap, Inc.(b)	26,631,900	267,384,276
		1,442,617,896
Consumer Services: 1.2%
Booking Holdings, Inc.(a)	404,630	1,073,244,658
		3,347,206,171
Consumer Staples: 3.1%
Food, Beverage & Tobacco: 2.4%
Anheuser-Busch InBev SA/NV ADR (Belgium)	17,639,700	1,177,097,181
Molson Coors Beverage Co., Class B(b)	19,065,025	985,280,492
		2,162,377,673
Household & Personal Products: 0.7%
Haleon PLC ADR (United Kingdom)	76,361,577	621,583,237
		2,783,960,910
Energy: 7.4%
Baker Hughes Co., Class A	22,766,608	657,044,307
ConocoPhillips	9,618,158	954,217,455
Occidental Petroleum Corp.(b)	60,553,726	3,780,369,114
Occidental Petroleum Corp., Warrant(a)(b)	9,423,052	386,345,132
The Williams Companies, Inc.	26,598,565	794,233,151
		6,572,209,159
Financials: 23.4%
Banks: 4.9%
Bank of America Corp.	28,896,900	826,451,340
Truist Financial Corp.	14,229,444	485,224,040
Wells Fargo & Co.	81,699,941	3,053,943,795
		4,365,619,175
Financial Services: 15.2%
Bank of New York Mellon Corp.	36,999,624	1,681,262,915
Capital One Financial Corp.(b)	23,541,913	2,263,790,354
Charles Schwab Corp.	52,449,900	2,747,325,762
Fidelity National Information Services, Inc.	18,006,200	978,276,846
Fiserv, Inc.(a)	23,192,100	2,621,403,063
Goldman Sachs Group, Inc.	4,028,600	1,317,795,346
State Street Corp.	15,597,100	1,180,544,499
UBS Group AG, NY Shs (Switzerland)	35,680,800	761,428,272
		13,551,827,057

	Shares	Value
Insurance: 3.3%
Aegon NV, NY Shs (Netherlands)	98,306,939	$422,719,838
Brighthouse Financial, Inc.(a)(b)	6,627,963	292,359,448
Lincoln National Corp.	2,750,880	61,812,273
MetLife, Inc.	37,655,179	2,181,741,071
		2,958,632,630
		20,876,078,862
Health Care: 21.3%
Health Care Equipment & Services: 6.1%
CVS Health Corp.	8,998,500	668,678,535
GE HealthCare Technologies, Inc.(a)	9,846,866	807,738,418
Medtronic PLC	5,033,300	405,784,646
The Cigna Group	7,755,172	1,981,679,101
UnitedHealth Group, Inc.	2,264,560	1,070,208,410
Zimmer Biomet Holdings, Inc.	3,799,400	490,882,480
		5,424,971,590
Pharmaceuticals, Biotechnology & Life Sciences: 15.2%
Alnylam Pharmaceuticals, Inc.(a)	2,420,000	484,774,400
BioMarin Pharmaceutical, Inc.(a)	8,834,825	859,098,383
Bristol-Myers Squibb Co.	11,255,039	780,086,753
Elanco Animal Health, Inc.(a)(b)	54,903,300	516,091,020
Gilead Sciences, Inc.	24,490,812	2,032,002,672
GSK PLC ADR (United Kingdom)	49,599,557	1,764,752,238
Incyte Corp.(a)(b)	12,002,300	867,406,221
Novartis AG ADR (Switzerland)	14,909,200	1,371,646,400
Regeneron Pharmaceuticals, Inc.(a)	1,542,485	1,267,413,650
Roche Holding AG ADR (Switzerland)	11,054,899	396,428,678
Sanofi ADR (France)	59,060,328	3,214,063,050
		13,553,763,465
		18,978,735,055
Industrials: 10.8%
Capital Goods: 8.0%
Carrier Global Corp.	10,596,779	484,802,639
General Electric Co.	22,670,200	2,167,271,120
Johnson Controls International PLC	31,788,917	1,914,328,582
Otis Worldwide Corp.	4,040,950	341,056,180
Raytheon Technologies Corp.	22,984,100	2,250,832,913
		7,158,291,434
Transportation: 2.8%
FedEx Corp.	10,797,177	2,467,046,973
		9,625,338,407
Information Technology: 14.1%
Semiconductors & Semiconductor Equipment: 1.4%
Microchip Technology, Inc.	14,913,966	1,249,492,072
Software & Services: 5.7%
Cognizant Technology Solutions Corp., Class A	14,309,977	871,906,899
Microsoft Corp.	7,424,600	2,140,512,180
VMware, Inc., Class A(a)	16,586,883	2,070,872,342
		5,083,291,421
Technology, Hardware & Equipment: 7.0%
Cisco Systems, Inc.	29,078,287	1,520,067,453
Coherent Corp.(a)(b)	11,296,700	430,178,336
Dell Technologies, Inc., Class C	12,982,488	522,025,842
Hewlett Packard Enterprise Co.	43,159,749	687,534,802
HP, Inc.	37,417,656	1,098,208,204
1 / Dodge & Cox Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                 March 31, 2023
Common Stocks (continued)
	Shares	Value
Juniper Networks, Inc.(b)	26,484,065	$911,581,517
TE Connectivity, Ltd.	8,156,375	1,069,708,581
		6,239,304,735
		12,572,088,228
Materials: 1.7%
Celanese Corp.	4,444,798	483,994,054
LyondellBasell Industries NV, Class A	10,409,163	977,316,314
		1,461,310,368
Real Estate: 0.3%
Equity Real Estate Investment Trusts (Reits): 0.3%
Gaming and Leisure Properties, Inc. REIT	4,424,794	230,354,776
Utilities: 0.6%
Dominion Energy, Inc.	9,771,900	546,346,929
Total Common Stocks (Cost $62,997,322,215)		$87,985,708,427
Short-Term Investments: 0.9%
	Par Value/ Shares	Value
Repurchase Agreements: 0.5%
Fixed Income Clearing Corporation(c) 2.20%, dated 3/31/23, due 4/3/23, maturity value $255,335,803	255,289,000	$255,289,000
Fixed Income Clearing Corporation(c) 4.82%, dated 3/31/23, due 4/3/23, maturity value $145,058,242	145,000,000	145,000,000
Nomura Holdings Inc.(c) 4.79%, dated 3/31/23, due 4/3/23, maturity value $100,039,917	100,000,000	100,000,000
		500,289,000

	Par Value/ Shares	Value
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	352,033,019	$352,033,019
Total Short-Term Investments (Cost $852,322,019)		$852,322,019
Total Investments In Securities (Cost $63,849,644,234)	99.7%	$88,838,030,446
Other Assets Less Liabilities	0.3%	236,207,606
Net Assets	100.0%	$89,074,238,052
(a)	Non-income producing
(b)	See below regarding holdings of 5% voting securities
(c)
Repurchase agreements are collateralized by:
Fixed Income Clearing Corporation: U.S. Treasury Notes 3.875%, 9/30/29.
U.S. Treasury Bills, 3/21/24. Total collateral value is $408,294,901.
Nomura: U.S. Treasury Notes 0.125%-2.75%, 7/31/23-8/15/32.
U.S. Treasury Bonds 3.00%-3.125%, 2/15/43-2/15/49. Total collateral value is $102,040,788.

The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
NY Shs: New York Registry Shares
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Index— Long Position	4,309	6/16/23	$891,478,238	$52,289,997
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended March 31, 2023. Further detail on these holdings and related activity during the period appear below.
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Stock Fund / 2

Portfolio of Investments (unaudited)
                 March 31, 2023
Holdings of 5% Voting Securities  (continued)
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 12.0%
Consumer Discretionary 0.3%
Qurate Retail, Inc., Series A	$54,134,800	$—	$(79,882,530)	$(246,514,218)	$272,261,948	$—	$—
The Gap, Inc.	300,407,832	—	—	—	(33,023,556)	267,384,276	3,994,785
						267,384,276
Consumer Staples 1.1%
Molson Coors Beverage Co., Class B	937,428,296	45,622,870	—	—	2,229,326	985,280,492	7,816,660
Energy 4.7%
Occidental Petroleum Corp.	3,814,279,201	—	—	—	(33,910,087)	3,780,369,114	10,899,671
Occidental Petroleum Corp., Warrant(a)	388,512,434	—	—	—	(2,167,302)	386,345,132	—
						4,166,714,246
Financials 2.9%
Brighthouse Financial, Inc.(a)	339,815,663	—	—	—	(47,456,215)	292,359,448	—
Capital One Financial Corp.	2,188,456,232	—	—	—	75,334,122	2,263,790,354	14,125,148
						2,556,149,802
Health Care 1.5%
Elanco Animal Health, Inc.(a)	670,918,326	—	—	—	(154,827,306)	516,091,020	—
Incyte Corp.(a)	964,024,736	—	—	—	(96,618,515)	867,406,221	—
						1,383,497,241
Information Technology 1.5%
Coherent Corp.(a)	396,514,170	—	—	—	33,664,166	430,178,336	—
Juniper Networks, Inc.	846,430,717	—	—	—	65,150,800	911,581,517	5,826,494
Micro Focus International PLC ADR	143,767,217	—	(146,398,863)	(507,330,776)	509,962,422	—	—
						1,341,759,853
				$(753,844,994)	$590,599,803	$10,700,785,910	$42,662,758
(a)	Non-income producing
3 / Dodge & Cox Stock FundSee accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities. All securities held by the Fund are denominated in U.S. dollars.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
◾ Level 1: Unadjusted quoted prices in active markets for identical securities
◾ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
◾ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2023:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$10,992,079,562	$—
Consumer Discretionary	3,347,206,171	—
Consumer Staples	2,783,960,910	—
Energy	6,572,209,159	—
Financials	20,876,078,862	—
Health Care	18,978,735,055	—
Industrials	9,625,338,407	—
Information Technology	12,572,088,228	—
Materials	1,461,310,368	—
Real Estate	230,354,776	—
Utilities	546,346,929	—
Short-Term Investments
Repurchase Agreements	—	500,289,000
Money Market Fund	352,033,019	—
Total Securities	$88,337,741,446	$500,289,000
Other Investments
Futures Contracts
Appreciation	$52,289,997	$—
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox Stock Fund / 4

DODGE & COX GLOBAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)
                 March 31, 2023
Common Stocks: 96.7%
	Shares	Value
Communication Services: 12.0%
Media & Entertainment: 11.3%
Alphabet, Inc., Class C(a) (United States)	3,415,880	$355,251,520
Baidu, Inc. ADR(a) (China)	354,300	53,470,956
Charter Communications, Inc., Class A(a) (United States)	644,997	230,657,377
Comcast Corp., Class A (United States)	6,175,900	234,128,369
DISH Network Corp., Class A(a) (United States)	1,642,900	15,328,257
Fox Corp., Class A (United States)	1,615,200	54,997,560
Grupo Televisa SAB ADR (Mexico)	9,665,600	51,131,024
Meta Platforms, Inc., Class A(a) (United States)	441,600	93,592,704
NetEase, Inc. ADR (China)	1,032,932	91,352,506
Television Broadcasts, Ltd.(a) (Hong Kong)	1,058,400	1,336,739
		1,181,247,012
Telecommunication Services: 0.7%
T-Mobile U.S., Inc.(a) (United States)	468,200	67,814,088
		1,249,061,100
Consumer Discretionary: 7.7%
Automobiles & Components: 0.6%
Stellantis NV (Netherlands)	3,286,823	59,806,855
Consumer Discretionary Distribution & Retail: 5.3%
Alibaba Group Holding, Ltd. ADR(a) (China)	1,609,400	164,448,492
Amazon.com, Inc.(a) (United States)	1,159,600	119,775,084
JD.com, Inc. ADR(a) (China)	1,616,746	70,958,982
Prosus NV, Class N (China)	2,537,446	198,434,621
		553,617,179
Consumer Services: 1.8%
Booking Holdings, Inc.(a) (United States)	37,800	100,261,098
Entain PLC (United Kingdom)	5,851,600	91,068,248
		191,329,346
		804,753,380
Consumer Staples: 3.5%
Consumer Staples Distribution & Retail: 0.0%
Magnit PJSC(b) (Russia)	610,500	78
Food, Beverage & Tobacco: 2.5%
Anheuser-Busch InBev SA/NV (Belgium)	3,063,800	204,299,653
Molson Coors Beverage Co., Class B (United States)	1,103,100	57,008,208
		261,307,861
Household & Personal Products: 1.0%
Haleon PLC (United Kingdom)	25,709,900	102,570,651
		363,878,590
Energy: 7.2%
Occidental Petroleum Corp. (United States)	4,541,463	283,523,535
Occidental Petroleum Corp., Warrant(a) (United States)	939,445	38,517,245
Ovintiv, Inc. (United States)	5,187,038	187,148,331
Suncor Energy, Inc. (Canada)	7,934,100	246,353,805
		755,542,916
Financials: 25.9%
Banks: 12.4%
Axis Bank, Ltd. (India)	16,230,300	169,553,866

	Shares	Value
Banco Santander SA (Spain)	68,813,894	$256,345,867
Barclays PLC (United Kingdom)	85,950,600	155,185,579
BNP Paribas SA (France)	3,469,100	207,485,953
Credicorp, Ltd. (Peru)	727,900	96,366,681
ICICI Bank, Ltd. (India)	7,189,936	77,075,695
Standard Chartered PLC (United Kingdom)	24,419,477	185,801,465
Wells Fargo & Co. (United States)	3,805,273	142,241,105
		1,290,056,211
Financial Services: 10.5%
Bank of New York Mellon Corp. (United States)	3,628,100	164,860,864
Capital One Financial Corp. (United States)	1,102,597	106,025,727
Charles Schwab Corp. (United States)	3,258,100	170,659,278
Fidelity National Information Services, Inc. (United States)	1,597,100	86,770,443
Fiserv, Inc.(a) (United States)	1,618,700	182,961,661
Jackson Financial, Inc., Class A (United States)	2,411,382	90,209,801
UBS Group AG (Switzerland)	10,774,000	227,505,466
XP, Inc., Class A(a) (Brazil)	5,665,767	67,252,654
		1,096,245,894
Insurance: 3.0%
Aegon NV (Netherlands)	10,342,692	44,448,504
Aviva PLC (United Kingdom)	19,684,043	98,389,692
MetLife, Inc. (United States)	1,358,812	78,729,568
Prudential PLC (Hong Kong)	6,673,600	91,270,097
		312,837,861
		2,699,139,966
Health Care: 18.3%
Health Care Equipment & Services: 3.6%
CVS Health Corp. (United States)	315,700	23,459,667
Fresenius Medical Care AG & Co. KGaA (Germany)	2,844,500	120,630,808
GE HealthCare Technologies, Inc.(a) (United States)	1,098,000	90,068,940
The Cigna Group (United States)	306,038	78,201,890
UnitedHealth Group, Inc. (United States)	142,100	67,155,039
		379,516,344
Pharmaceuticals, Biotechnology & Life Sciences: 14.7%
Alnylam Pharmaceuticals, Inc.(a) (United States)	306,141	61,326,165
Bayer AG (Germany)	1,691,020	107,711,268
BioMarin Pharmaceutical, Inc.(a) (United States)	900,900	87,603,516
Elanco Animal Health, Inc.(a) (United States)	3,725,000	35,015,000
Euroapi SASU(a) (France)	148,450	1,699,106
GSK PLC (United Kingdom)	16,955,320	302,404,406
Incyte Corp.(a) (United States)	1,424,500	102,948,615
Novartis AG (Switzerland)	2,178,900	200,033,648
Regeneron Pharmaceuticals, Inc.(a) (United States)	144,152	118,445,374
Roche Holding AG (Switzerland)	446,400	127,754,048
Sanofi (France)	3,592,157	391,193,593
		1,536,134,739
		1,915,651,083
Industrials: 7.4%
Capital Goods: 5.4%
General Electric Co. (United States)	1,319,000	126,096,400
1 / Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                 March 31, 2023
Common Stocks (continued)
	Shares	Value
Johnson Controls International PLC (United States)	2,042,103	$122,975,443
Mitsubishi Electric Corp. (Japan)	13,506,600	161,315,352
Raytheon Technologies Corp. (United States)	1,556,500	152,428,045
		562,815,240
Transportation: 2.0%
FedEx Corp. (United States)	940,300	214,849,147
		777,664,387
Information Technology: 7.1%
Semiconductors & Semiconductor Equipment: 1.0%
Microchip Technology, Inc. (United States)	1,184,000	99,195,520
Software & Services: 4.3%
Cognizant Technology Solutions Corp., Class A (United States)	604,000	36,801,720
Microsoft Corp. (United States)	626,300	180,562,290
VMware, Inc., Class A(a) (United States)	1,889,829	235,945,151
		453,309,161
Technology, Hardware & Equipment: 1.8%
Cisco Systems, Inc. (United States)	1,325,200	69,274,830
Coherent Corp.(a) (United States)	1,588,419	60,486,996
TE Connectivity, Ltd. (United States)	473,115	62,049,032
		191,810,858
		744,315,539
Materials: 7.4%
Akzo Nobel NV (Netherlands)	1,549,200	120,918,517
Celanese Corp. (United States)	582,200	63,395,758
Glencore PLC (Australia)	8,316,400	47,836,812
Holcim, Ltd. (Switzerland)	1,430,320	92,265,662
LyondellBasell Industries NV, Class A (United States)	1,194,000	112,104,660
Mitsubishi Chemical Group Corp. (Japan)	22,100,500	131,498,218
Nutrien, Ltd. (Canada)	1,252,300	92,482,355
Teck Resources, Ltd., Class B (Canada)	2,974,500	108,569,250
		769,071,232
Real Estate: 0.2%
Real Estate Management & Development: 0.2%
Daito Trust Construction Co., Ltd. (Japan)	227,600	22,715,123
Total Common Stocks (Cost $8,244,815,929)		$10,101,793,316
Preferred Stocks: 2.0%
	Shares	Value
Financials: 1.1%
Banks: 1.1%
Itau Unibanco Holding SA, Pfd (Brazil)	22,937,193	$111,960,492

	Shares	Value
Information Technology: 0.9%
Technology, Hardware & Equipment: 0.9%
Samsung Electronics Co., Ltd., Pfd (South Korea)	2,195,330	$91,673,360
Total Preferred Stocks (Cost $141,538,211)		$203,633,852
Short-Term Investments: 0.9%
	Par Value/ Shares	Value
Repurchase Agreements: 0.5%
Fixed Income Clearing Corporation(c) 2.20%, dated 3/31/23, due 4/3/23, maturity value $36,036,606	$36,030,000	$36,030,000
Fixed Income Clearing Corporation(c) 4.82%, dated 3/31/23, due 4/3/23, maturity value $19,007,632	19,000,000	19,000,000
		55,030,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	41,436,571	41,436,571
Total Short-Term Investments (Cost $96,466,571)		$96,466,571
Total Investments In Securities (Cost $8,482,820,711)	99.6%	$10,401,893,739
Other Assets Less Liabilities	0.4%	40,471,273
Net Assets	100.0%	$10,442,365,012
(a)	Non-income producing
(b)	Valued using significant unobservable inputs.
(c)	Repurchase agreement is collateralized by U.S. Treasury Note 4.00%, 10/31/29. U.S. Treasury Bill, 3/21/24. Total collateral value is $56,130,742.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index— Long Position	889	6/16/23	$41,081,171	$1,423,810
Yen Denominated Nikkei 225 Index— Long Position	259	6/8/23	27,509,301	125,416
				$1,549,226
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)
                 March 31, 2023
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
Bank of America	4/19/23	CNH	30,666,670	USD	4,461,061	$6,101
Bank of America	4/19/23	CNH	30,666,624	USD	4,460,600	6,555
Bank of America	4/19/23	CNH	30,666,654	USD	4,458,983	8,176
HSBC	4/19/23	USD	9,412,288	CNH	63,500,000	162,351
HSBC	4/19/23	USD	9,420,391	CNH	63,500,032	170,450
JPMorgan	4/19/23	USD	9,415,628	CNH	63,499,936	165,701
JPMorgan	4/19/23	USD	9,412,851	CNH	63,500,032	162,909
JPMorgan	4/19/23	CNH	30,666,728	USD	4,458,604	8,565
JPMorgan	4/19/23	CNH	30,666,654	USD	4,458,983	8,176
State Street	4/19/23	CNH	30,666,670	USD	4,461,418	5,744
State Street	4/19/23	CNH	70,000,000	USD	10,067,340	129,441
Bank of America	6/7/23	USD	9,375,140	CNH	62,700,000	205,484
Citibank	6/7/23	USD	9,514,200	CNH	63,650,000	205,610
HSBC	6/7/23	USD	9,517,757	CNH	63,650,000	209,167
JPMorgan	6/7/23	CNH	166,500,000	USD	24,037,420	312,623
Standard Chartered	6/7/23	CNH	11,260,000	USD	1,625,220	21,515
Bank of America	6/14/23	USD	7,461,579	CNH	49,900,000	159,654
Citibank	6/14/23	USD	16,886,617	CNH	112,836,375	375,141
Goldman Sachs	6/14/23	USD	16,625,869	CNH	111,152,250	360,833
HSBC	6/14/23	USD	16,884,090	CNH	112,836,375	372,614
HSBC	6/14/23	USD	16,792,552	CNH	112,275,000	363,222
UBS	6/14/23	USD	30,997,724	CNH	207,040,000	701,323
Goldman Sachs	7/12/23	USD	40,045,172	CNH	267,661,930	790,755
HSBC	7/12/23	USD	40,015,238	CNH	267,661,930	760,821
Goldman Sachs	7/19/23	USD	8,451,428	CNH	56,775,000	120,955
HSBC	7/19/23	USD	18,456,501	CNH	124,000,000	262,250
JPMorgan	7/19/23	USD	8,463,148	CNH	56,775,028	132,671
Bank of America	8/16/23	USD	11,805,876	CNH	79,245,764	155,718
JPMorgan	8/16/23	USD	11,803,415	CNH	79,245,765	153,256
JPMorgan	8/16/23	USD	11,635,736	CNH	78,062,991	159,461
Bank of America	9/13/23	USD	15,370,093	CNH	107,875,000	(519,819)
Goldman Sachs	9/13/23	USD	15,379,962	CNH	107,875,054	(509,958)
HSBC	9/13/23	USD	15,365,699	CNH	107,874,892	(524,197)
JPMorgan	9/13/23	USD	15,386,543	CNH	107,875,054	(503,377)
Bank of America	10/18/23	USD	7,111,836	CNH	48,580,950	(60,827)
Goldman Sachs	10/18/23	USD	7,211,884	CNH	49,317,025	(69,455)
Goldman Sachs	10/18/23	USD	1,051,914	CNH	7,104,208	3,024
HSBC	10/18/23	USD	7,215,577	CNH	49,317,025	(65,762)
HSBC	10/18/23	USD	1,051,666	CNH	7,104,216	2,775
HSBC	10/18/23	USD	1,051,919	CNH	7,105,920	2,775
HSBC	10/18/23	USD	1,051,698	CNH	7,104,220	2,806
JPMorgan	10/18/23	USD	1,052,150	CNH	7,104,220	3,258
JPMorgan	10/18/23	USD	1,052,476	CNH	7,104,216	3,585
Bank of America	11/8/23	USD	6,907,654	CNH	47,637,216	(134,075)
Bank of America	11/8/23	USD	6,988,610	CNH	48,118,400	(124,247)
Bank of America	11/8/23	USD	7,010,565	CNH	48,358,992	(137,857)
HSBC	11/8/23	USD	8,257,686	CNH	57,642,780	(263,064)
HSBC	11/8/23	USD	8,218,605	CNH	57,356,000	(259,754)
JPMorgan	11/8/23	USD	8,212,486	CNH	57,356,000	(265,873)
JPMorgan	11/8/23	USD	8,133,622	CNH	56,782,440	(259,954)
Standard Chartered	11/8/23	USD	7,017,591	CNH	48,358,992	(130,831)
Standard Chartered	11/8/23	USD	6,983,711	CNH	48,118,400	(129,146)
Standard Chartered	11/8/23	USD	8,256,752	CNH	57,642,780	(263,999)
HSBC	12/6/23	USD	8,534,377	CNH	56,774,943	128,519
HSBC	12/6/23	USD	8,543,637	CNH	56,775,029	137,766
Bank of America	1/10/24	USD	7,161,379	CNH	48,029,937	36,518
HSBC	1/10/24	USD	7,165,858	CNH	48,018,412	42,706
HSBC	1/10/24	USD	7,179,609	CNH	48,020,814	56,101
JPMorgan	1/10/24	USD	7,165,569	CNH	48,013,611	43,129
JPMorgan	1/10/24	USD	7,176,390	CNH	48,020,814	52,882
JPMorgan	1/10/24	USD	7,165,965	CNH	48,018,412	42,813
Bank of America	2/7/24	USD	2,151,890	CNH	14,298,235	28,104
Goldman Sachs	2/7/24	USD	2,151,894	CNH	14,298,258	28,104
3 / Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                 March 31, 2023
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
HSBC	2/7/24	USD	2,151,990	CNH	14,298,250	$28,201
JPMorgan	2/7/24	USD	2,151,894	CNH	14,298,257	28,104
Unrealized gain on currency forward contracts						7,328,412
Unrealized loss on currency forward contracts						(4,222,195)
Net unrealized gain on currency forward contracts						$3,106,217
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Stock Fund / 4

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
◾ Level 1: Unadjusted quoted prices in active markets for identical securities
◾ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
◾ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2023:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Securities
Common Stocks
Communication Services	$1,247,724,361	$1,336,739	$—
Consumer Discretionary	455,443,656	349,309,724	—
Consumer Staples	57,008,208	306,870,304	78
Energy	755,542,916	—	—
Financials	1,186,077,782	1,513,062,184	—
Health Care	664,224,206	1,251,426,877	—
Industrials	616,349,035	161,315,352	—
Information Technology	744,315,539	—	—
Materials	376,552,023	392,519,209	—
Real Estate	—	22,715,123	—
Preferred Stocks
Financials	111,960,492	—	—
Information Technology	—	91,673,360	—
Short-Term Investments
Repurchase Agreements	—	55,030,000	—
Money Market Fund	41,436,571	—	—
5 / Dodge & Cox Global Stock Fund

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Total Securities	$6,256,634,789	$4,145,258,872	$78
Other Investments
Futures Contracts
Appreciation	$1,549,226	$—	$—
Currency Forward Contracts
Appreciation	—	7,328,412	—
Depreciation	—	(4,222,195)	—
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox Global Stock Fund / 6

DODGE & COX INTERNATIONAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)
                 March 31, 2023
Common Stocks: 93.1%
	Shares	Value
Communication Services: 3.7%
Media & Entertainment: 2.7%
Baidu, Inc. ADR(a) (China)	2,348,785	$354,478,632
Grupo Televisa SAB ADR (Mexico)	46,380,780	245,354,326
NetEase, Inc. ADR (China)	6,468,826	572,102,971
Television Broadcasts, Ltd.(a)(b) (Hong Kong)	19,378,200	24,474,300
		1,196,410,229
Telecommunication Services: 1.0%
Liberty Global PLC, Class A(a) (United Kingdom)	4,612,561	89,944,940
Liberty Global PLC, Class C(a) (United Kingdom)	8,459,768	172,410,072
Millicom International Cellular SA SDR(a) (Guatemala)	8,247,010	156,440,179
		418,795,191
		1,615,205,420
Consumer Discretionary: 11.3%
Automobiles & Components: 3.0%
Honda Motor Co., Ltd. (Japan)	24,170,455	642,951,930
Stellantis NV (Netherlands)	30,000,000	545,878,391
Yamaha Motor Co., Ltd. (Japan)	4,279,800	112,148,708
		1,300,979,029
Consumer Discretionary Distribution & Retail: 6.0%
Alibaba Group Holding, Ltd. ADR(a) (China)	8,144,000	832,153,920
JD.com, Inc. ADR(a) (China)	10,723,248	470,643,355
Prosus NV, Class N (China)	17,337,101	1,355,804,641
		2,658,601,916
Consumer Services: 2.3%
Booking Holdings, Inc.(a) (United States)	174,500	462,845,545
Entain PLC (United Kingdom)	28,476,692	443,181,772
Flutter Entertainment PLC(a) (Ireland)	604,478	109,942,594
		1,015,969,911
		4,975,550,856
Consumer Staples: 6.6%
Consumer Staples Distribution & Retail: 0.9%
Magnit PJSC(c) (Russia)	3,293,785	424
Seven & i Holdings Co., Ltd. (Japan)	9,107,900	410,856,356
		410,856,780
Food, Beverage & Tobacco: 3.7%
Anheuser-Busch InBev SA/NV (Belgium)	10,953,800	730,418,936
Imperial Brands PLC (United Kingdom)	38,224,397	879,051,876
		1,609,470,812
Household & Personal Products: 2.0%
Beiersdorf AG (Germany)	3,144,900	409,132,894
Haleon PLC (United Kingdom)	116,142,104	463,353,462
		872,486,356
		2,892,813,948
Energy: 7.3%
Equinor ASA (Norway)	8,677,538	246,782,062
Ovintiv, Inc.(b) (United States)	14,702,524	530,467,066
Suncor Energy, Inc. (Canada)	29,228,854	907,555,916
TC Energy Corp. (Canada)	9,688,000	376,960,080
TotalEnergies SE (France)	19,464,870	1,148,481,012
		3,210,246,136

	Shares	Value
Financials: 23.9%
Banks: 16.6%
Axis Bank, Ltd. (India)	97,674,150	$1,020,377,303
Banco Santander SA (Spain)	394,321,616	1,468,928,887
Barclays PLC (United Kingdom)	502,325,608	906,959,235
BNP Paribas SA (France)	22,721,892	1,358,990,347
Credicorp, Ltd. (Peru)	3,197,180	423,274,660
ICICI Bank, Ltd. (India)	86,823,676	930,744,752
Mitsubishi UFJ Financial Group, Inc. (Japan)	59,056,700	378,919,803
Standard Chartered PLC (United Kingdom)	102,953,314	783,345,054
		7,271,540,041
Financial Services: 4.4%
UBS Group AG (Switzerland)	80,221,742	1,693,974,824
XP, Inc., Class A(a) (Brazil)	21,440,002	254,492,824
		1,948,467,648
Insurance: 2.9%
Aegon NV (Netherlands)	52,466,275	225,477,800
Aviva PLC (United Kingdom)	99,490,252	497,296,987
Prudential PLC (Hong Kong)	40,796,947	557,950,928
		1,280,725,715
		10,500,733,404
Health Care: 16.4%
Health Care Equipment & Services: 1.9%
Fresenius Medical Care AG & Co. KGaA (Germany)	10,976,062	465,477,667
Olympus Corp. (Japan)	19,797,900	347,691,716
		813,169,383
Pharmaceuticals, Biotechnology & Life Sciences: 14.5%
Bayer AG (Germany)	11,930,510	759,926,173
Euroapi SASU(a) (France)	728,248	8,335,271
GSK PLC (United Kingdom)	68,472,120	1,221,225,595
Novartis AG (Switzerland)	16,329,470	1,499,124,999
Roche Holding AG (Switzerland)	3,372,500	965,166,949
Sanofi (France)	17,747,822	1,932,775,837
		6,386,554,824
		7,199,724,207
Industrials: 6.3%
Capital Goods: 6.3%
Johnson Controls International PLC (United States)	14,299,501	861,115,950
Mitsubishi Electric Corp. (Japan)	80,302,800	959,092,185
Nidec Corp. (Japan)	3,792,600	196,867,708
Schneider Electric SA (France)	2,269,046	379,314,018
Smiths Group PLC(b) (United Kingdom)	18,150,616	384,656,875
		2,781,046,736
Information Technology: 4.0%
Semiconductors & Semiconductor Equipment: 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	17,267,000	305,899,952
Technology, Hardware & Equipment: 3.3%
Brother Industries, Ltd. (Japan)	9,270,900	139,841,603
Kyocera Corp. (Japan)	6,683,400	348,643,715
Murata Manufacturing Co., Ltd. (Japan)	7,397,000	451,689,320
TE Connectivity, Ltd. (United States)	3,871,985	507,810,833
		1,447,985,471
		1,753,885,423
1 / Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                 March 31, 2023
Common Stocks (continued)
	Shares	Value
Materials: 11.1%
Akzo Nobel NV(b) (Netherlands)	11,504,360	$897,940,972
Glencore PLC (Australia)	78,153,261	449,545,822
Holcim, Ltd. (Switzerland)	17,511,096	1,129,588,391
Linde PLC (United States)	1,277,735	454,158,129
Mitsubishi Chemical Group Corp.(b) (Japan)	108,521,900	645,706,496
Nutrien, Ltd. (Canada)	7,822,959	577,725,522
Teck Resources, Ltd., Class B (Canada)	19,941,140	727,851,610
		4,882,516,942
Real Estate: 1.9%
Real Estate Management & Development: 1.9%
CK Asset Holdings, Ltd. (Hong Kong)	59,144,600	358,317,771
Daito Trust Construction Co., Ltd. (Japan)	3,258,600	325,217,491
Hang Lung Group, Ltd.(b) (Hong Kong)	93,433,300	165,017,236
		848,552,498
Utilities: 0.6%
Engie SA (France)	16,455,113	260,232,678
Total Common Stocks (Cost $35,839,144,423)		$40,920,508,248
Preferred Stocks: 3.9%
	Shares	Value
Financials: 1.9%
Banks: 1.9%
Itau Unibanco Holding SA, Pfd (Brazil)	176,002,651	$859,100,038
Information Technology: 2.0%
Technology, Hardware & Equipment: 2.0%
Samsung Electronics Co., Ltd., Pfd (South Korea)	20,886,597	872,189,841
Total Preferred Stocks (Cost $1,271,728,281)		$1,731,289,879
Short-Term Investments: 2.6%
	Par Value/ Shares	Value
Repurchase Agreements: 2.2%
Fixed Income Clearing Corporation(d) 4.82%, dated 3/31/23, due 4/3/23, maturity value $825,331,375	$825,000,000	$825,000,000
Fixed Income Clearing Corporation(d) 2.20%, dated 3/31/23, due 4/3/23, maturity value $149,442,393	149,415,000	149,415,000
		974,415,000

	Par Value/ Shares	Value
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	174,856,434	$174,856,434
Total Short-Term Investments (Cost $1,149,271,434)		$1,149,271,434
Total Investments In Securities (Cost $38,260,144,138)	99.6%	$43,801,069,561
Other Assets Less Liabilities	0.4%	157,423,661
Net Assets	100.0%	$43,958,493,222
(a)	Non-income producing
(b)	See below regarding holdings of 5% voting securities
(c)	Valued using significant unobservable inputs.
(d)
Repurchase agreement is collateralized by U.S. Treasury Notes 1.625%-
4.00%, 10/31/29-5/15/47. U.S. Treasury Inflation Indexed Notes 0.125%,
1/15/30-7/15/31. U.S. Treasury Bills, 3/21/24. Total collateral value is
$993,903,372.

The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
SDR: Swedish Depository Receipt
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index— Long Position	14,746	6/16/23	$681,420,630	$22,293,572
Yen Denominated Nikkei 225 Index— Long Position	4,306	6/8/23	457,355,413	2,303,849
				$24,597,421
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
Bank of America	4/19/23	USD	48,689,931	CNH	327,673,498	$958,292
Bank of America	4/19/23	CNH	289,999,884	USD	42,166,468	77,320
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox International Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)
                 March 31, 2023
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	4/19/23	CNH	289,999,594	USD	42,181,759	$61,986
Bank of America	4/19/23	CNH	290,000,029	USD	42,186,118	57,691
HSBC	4/19/23	USD	50,085,229	CNH	337,900,000	863,914
HSBC	4/19/23	USD	50,128,350	CNH	337,900,169	907,010
HSBC	4/19/23	USD	48,822,619	CNH	327,673,005	1,091,052
HSBC	4/19/23	USD	48,819,055	CNH	327,673,497	1,087,416
HSBC	4/19/23	CNH	92,620,000	USD	13,331,606	160,191
JPMorgan	4/19/23	USD	50,088,224	CNH	337,900,169	866,884
JPMorgan	4/19/23	USD	50,103,003	CNH	337,899,662	881,736
JPMorgan	4/19/23	CNH	290,000,580	USD	42,162,891	80,998
JPMorgan	4/19/23	CNH	289,999,884	USD	42,166,468	77,320
State Street	4/19/23	CNH	290,000,029	USD	42,189,493	54,316
State Street	4/19/23	CNH	502,000,000	USD	72,197,209	928,274
Bank of America	6/7/23	USD	68,339,838	CNH	457,050,000	1,497,870
Citibank	6/7/23	USD	69,353,513	CNH	463,975,000	1,498,788
HSBC	6/7/23	USD	69,379,439	CNH	463,975,000	1,524,715
JPMorgan	6/7/23	CNH	985,000,000	USD	142,203,358	1,849,455
Bank of America	6/14/23	USD	36,186,413	CNH	242,000,000	774,275
Citibank	6/14/23	USD	81,895,017	CNH	547,222,500	1,819,319
Goldman Sachs	6/14/23	USD	80,630,469	CNH	539,055,000	1,749,931
HSBC	6/14/23	USD	81,882,762	CNH	547,222,500	1,807,065
HSBC	6/14/23	USD	81,438,827	CNH	544,500,000	1,761,517
UBS	6/14/23	USD	42,520,062	CNH	284,000,000	962,016
Goldman Sachs	7/12/23	USD	78,790,112	CNH	526,633,110	1,555,834
HSBC	7/12/23	USD	78,731,217	CNH	526,633,109	1,496,939
Goldman Sachs	7/19/23	USD	45,037,066	CNH	302,550,000	644,561
HSBC	7/19/23	USD	75,909,801	CNH	510,000,000	1,078,608
JPMorgan	7/19/23	USD	45,099,523	CNH	302,550,151	706,996
HSBC	8/9/23	USD	94,181,666	CNH	630,000,000	1,608,451
HSBC	8/9/23	USD	94,247,887	CNH	630,000,000	1,674,672
Bank of America	8/16/23	USD	96,595,798	CNH	648,389,632	1,274,086
JPMorgan	8/16/23	USD	96,575,655	CNH	648,389,633	1,253,943
JPMorgan	8/16/23	USD	95,203,711	CNH	638,712,175	1,304,711
Bank of America	9/13/23	USD	73,769,324	CNH	517,750,000	(2,494,889)
Goldman Sachs	9/13/23	USD	73,816,689	CNH	517,750,259	(2,447,562)
HSBC	9/13/23	USD	73,748,235	CNH	517,749,482	(2,515,902)
JPMorgan	9/13/23	USD	73,848,275	CNH	517,750,259	(2,415,976)
Bank of America	10/18/23	USD	52,941,353	CNH	361,642,380	(452,800)
Goldman Sachs	10/18/23	USD	53,686,122	CNH	367,121,810	(517,032)
Goldman Sachs	10/18/23	USD	42,257,877	CNH	285,392,798	121,481
HSBC	10/18/23	USD	53,713,614	CNH	367,121,810	(489,540)
HSBC	10/18/23	USD	42,258,050	CNH	285,461,580	111,499
HSBC	10/18/23	USD	42,249,182	CNH	285,393,227	112,723
HSBC	10/18/23	USD	42,247,910	CNH	285,393,084	111,472
JPMorgan	10/18/23	USD	42,280,457	CNH	285,393,084	144,019
JPMorgan	10/18/23	USD	42,267,328	CNH	285,393,227	130,869
Bank of America	11/8/23	USD	36,161,826	CNH	249,382,584	(701,886)
Bank of America	11/8/23	USD	36,700,568	CNH	253,161,108	(721,685)
Bank of America	11/8/23	USD	36,585,634	CNH	251,901,600	(650,439)
HSBC	11/8/23	USD	40,901,244	CNH	285,441,600	(1,292,709)
HSBC	11/8/23	USD	41,095,739	CNH	286,868,808	(1,309,183)
JPMorgan	11/8/23	USD	40,870,790	CNH	285,441,600	(1,323,162)
JPMorgan	11/8/23	USD	40,478,311	CNH	282,587,184	(1,293,702)
Standard Chartered	11/8/23	USD	36,559,987	CNH	251,901,600	(676,086)
Standard Chartered	11/8/23	USD	36,737,348	CNH	253,161,108	(684,905)
Standard Chartered	11/8/23	USD	41,091,089	CNH	286,868,808	(1,313,834)
Goldman Sachs	12/6/23	USD	78,384,949	CNH	533,801,500	(647,443)
HSBC	12/6/23	USD	45,528,442	CNH	302,550,152	734,146
HSBC	12/6/23	USD	45,479,098	CNH	302,549,697	684,869
JPMorgan	12/6/23	USD	78,448,306	CNH	533,801,500	(584,086)
JPMorgan	12/6/23	USD	115,561,592	CNH	786,939,771	(949,382)
Bank of America	1/10/24	USD	52,146,568	CNH	349,736,600	265,909
HSBC	1/10/24	USD	52,279,310	CNH	349,670,163	408,506
HSBC	1/10/24	USD	52,179,179	CNH	349,652,680	310,969
JPMorgan	1/10/24	USD	52,179,958	CNH	349,652,680	311,748
3 / Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                 March 31, 2023
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
JPMorgan	1/10/24	USD	52,177,076	CNH	349,617,714	$314,053
JPMorgan	1/10/24	USD	52,255,871	CNH	349,670,163	385,068
Bank of America	2/7/24	USD	50,628,815	CNH	336,403,163	661,209
Goldman Sachs	2/7/24	USD	50,628,891	CNH	336,403,669	661,210
HSBC	2/7/24	USD	50,631,152	CNH	336,403,500	663,495
JPMorgan	2/7/24	USD	50,628,891	CNH	336,403,668	661,210
Unrealized gain on currency forward contracts						42,792,607
Unrealized loss on currency forward contracts						(23,482,203)
Net unrealized gain on currency forward contracts						$19,310,404
The listed counterparty may be the parent company or one of its subsidiaries.
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended March 31, 2023. Further detail on these holdings and related activity during the period appear below.
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 6.0%
Communication Services 0.0%
Television Broadcasts, Ltd.(a)	$18,165,258	$—	$(28,203,037)	$(84,251,154)	$118,763,233	$—(b)	$—
Energy 1.2%
Ovintiv, Inc.	583,161,146	120,229,488	—	—	(172,923,568)	530,467,066	3,083,431
Industrials 0.9%
Smiths Group PLC	349,933,367	—	—	—	34,723,508	384,656,875	—
Information Technology 0.0%
Micro Focus International PLC	120,717,182	—	(124,323,731)	(428,669,083)	432,275,632	—	—
Materials 3.5%
Akzo Nobel NV	767,640,347	—	—	—	130,300,625	897,940,972	—
Mitsubishi Chemical Group Corp.	560,690,371	—	—	—	85,016,125	645,706,496	11,036,957
						1,543,647,468
Real Estate 0.4%
Hang Lung Group, Ltd.	176,597,231	—	(4,973,063)	(9,322,087)	2,715,155	165,017,236	—
				$(522,242,324)	$630,870,710	$2,623,788,645	$14,120,388
(a)	Non-income producing
(b)	Company was not an affiliate at period end
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox International Stock Fund / 4

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Equity total return swaps are valued using prices received from independent pricing services which utilize market quotes from underlying reference instruments. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
◾ Level 1: Unadjusted quoted prices in active markets for identical securities
◾ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
◾ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2023:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Securities
Common Stocks
Communication Services	$1,434,290,941	$180,914,479	$—
Consumer Discretionary	1,765,642,820	3,209,908,036	—
Consumer Staples	—	2,892,813,524	424
Energy	1,814,983,062	1,395,263,074	—
Financials	677,767,484	9,822,965,920	—
Health Care	—	7,199,724,207	—
Industrials	861,115,950	1,919,930,786	—
Information Technology	507,810,833	1,246,074,590	—
Materials	1,759,735,261	3,122,781,681	—
Real Estate	—	848,552,498	—
Utilities	—	260,232,678	—
Preferred Stocks
Financials	859,100,038	—	—
Information Technology	—	872,189,841	—
5 / Dodge & Cox International Stock Fund

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Short-Term Investments
Repurchase Agreements	$—	$974,415,000	$—
Money Market Fund	174,856,434	—	—
Total Securities	$9,855,302,823	$33,945,766,314	$424
Other Investments
Futures Contracts
Appreciation	$24,597,421	$—	$—
Currency Forward Contracts
Appreciation	—	42,792,607	—
Depreciation	—	(23,482,203)	—
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox International Stock Fund / 6

DODGE & COX EMERGING MARKETS STOCK FUND
Portfolio of Investments (unaudited)
                 March 31, 2023
Common Stocks: 88.8%
	Shares	Value
Communication Services: 8.2%
Media & Entertainment: 7.2%
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A (China)	180,000	$746,565
AfreecaTV Co., Ltd. (South Korea)	8,160	537,425
Astro Malaysia Holdings BHD (Malaysia)	1,474,314	232,601
Baidu, Inc. ADR(a) (China)	29,544	4,458,780
Grupo Televisa SAB (Mexico)	1,661,814	1,760,490
IGG, Inc.(a) (Singapore)	786,600	309,108
JOYY, Inc. ADR (China)	15,008	467,949
Megacable Holdings SAB de CV (Mexico)	121,042	309,658
MultiChoice Group, Ltd. (South Africa)	46,600	322,835
NetEase, Inc. ADR (China)	52,047	4,603,037
Sun TV Network, Ltd. (India)	61,215	310,458
XD, Inc.(a)(b) (China)	137,800	478,165
		14,537,071
Telecommunication Services: 1.0%
America Movil SAB de CV (Mexico)	678,300	715,189
China Tower Corp., Ltd., Class H(b)(c) (China)	3,364,800	407,035
Millicom International Cellular SA SDR(a) (Guatemala)	35,479	673,012
Sitios Latinoamerica SAB de CV(a) (Brazil)	473,449	195,212
		1,990,448
		16,527,519
Consumer Discretionary: 20.7%
Automobiles & Components: 1.6%
Fuyao Glass Industry Group Co., Ltd., Class H(b)(c) (China)	159,929	694,500
Hankook Tire & Technology Co., Ltd. (South Korea)	10,000	268,860
Hyundai Mobis Co., Ltd. (South Korea)	4,286	714,966
Kia Corp. (South Korea)	14,935	935,465
PT Astra International Tbk (Indonesia)	1,424,800	571,971
		3,185,762
Consumer Discretionary Distribution & Retail: 13.7%
Alibaba Group Holding, Ltd. ADR(a) (China)	97,241	9,936,085
China Tourism Group Duty Free Corp., Ltd., Class A (China)	24,957	670,050
China Yongda Automobiles Services Holdings, Ltd. (China)	441,200	314,840
Cuckoo Homesys Co., Ltd. (South Korea)	16,158	329,655
Detsky Mir PJSC(a)(b)(c)(d) (Russia)	148,750	19
JD.com, Inc., Class A(a) (China)	206,821	4,532,828
Motus Holdings, Ltd. (South Africa)	60,347	329,267
Prosus NV, Class N (China)	118,090	9,234,933
PTG Energy PCL NVDR (Thailand)	1,247,586	511,146
Vibra Energia SA (Brazil)	161,929	460,377
Vipshop Holdings, Ltd. ADR(a) (China)	39,547	600,324
Zhongsheng Group Holdings, Ltd. (China)	126,300	626,390
		27,545,914
Consumer Durables & Apparel: 1.7%
Feng Tay Enterprise Co., Ltd. (Taiwan)	100,286	640,394

	Shares	Value
Gree Electric Appliances, Inc. of Zhuhai, Class A (China)	100,014	$533,967
Haier Smart Home Co., Ltd., Class H (China)	192,200	602,738
Man Wah Holdings, Ltd. (Hong Kong)	492,000	407,557
Midea Group Co., Ltd., Class A (China)	80,371	630,999
Pou Chen Corp. (Taiwan)	570,143	587,003
		3,402,658
Consumer Services: 3.7%
Afya, Ltd., Class A(a) (Brazil)	23,676	264,224
H World Group, Ltd.(a) (China)	156,240	763,562
Haidilao International Holding, Ltd.(a)(b)(c) (China)	303,400	814,343
HumanSoft Holding Co. KSCC (Kuwait)	65,713	835,412
Las Vegas Sands Corp.(a) (United States)	23,900	1,373,055
Leejam Sports Co. JSC (Saudi Arabia)	20,026	561,786
Sands China, Ltd.(a) (Macau)	343,043	1,197,307
Ser Educacional SA(b)(c) (Brazil)	196,800	126,192
Trip.com Group, Ltd. ADR (China)	19,100	719,497
Yum China Holdings, Inc. (China)	11,670	739,761
		7,395,139
		41,529,473
Consumer Staples: 5.9%
Consumer Staples Distribution & Retail: 0.7%
Atacadao SA (Brazil)	50,000	122,227
BIM Birlesik Magazalar AS (Turkey)	53,734	415,422
Grupo Comercial Chedraui SAB de CV (Mexico)	42,400	242,353
Magnit PJSC(d) (Russia)	52,229	7
Wal-Mart de Mexico SAB de CV (Mexico)	63,757	254,745
X5 Retail Group NV GDR(b)(d) (Russia)	35,486	4
Yonghui Superstores Co., Ltd., Class A (China)	752,200	376,357
		1,411,115
Food, Beverage & Tobacco: 4.9%
Anadolu Efes Biracilik Ve Malt (Turkey)	101,345	338,051
Angel Yeast Co., Ltd., Class A (China)	101,400	617,411
Anheuser-Busch InBev SA/NV (Belgium)	57,963	3,865,076
Arca Continental SAB de CV (Mexico)	54,371	492,960
Century Pacific Food, Inc. (Philippines)	1,000,743	476,037
China Feihe, Ltd.(b)(c) (China)	397,557	300,879
Coca-Cola HBC AG (Italy)	5,000	136,775
Eastern Co. SAE (Egypt)	160,910	91,426
Fomento Economico Mexicano SAB de CV (Mexico)	36,343	345,984
GFPT PCL NVDR (Thailand)	1,172,529	388,349
JBS SA (Brazil)	38,500	135,589
PT Indofood CBP Sukses Makmur Tbk (Indonesia)	640,914	426,323
Sanquan Food Co., Ltd., Class A (China)	165,905	398,382
Saudia Dairy & Foodstuff Co. (Saudi Arabia)	11,088	702,237
Tingyi (Cayman Islands) Holding Corp. (China)	194,000	324,185
Vietnam Dairy Products JSC (Vietnam)	124,700	395,415
WH Group, Ltd.(b)(c) (Hong Kong)	723,027	429,744
		9,864,823
1 / Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                 March 31, 2023
Common Stocks (continued)
	Shares	Value
Household & Personal Products: 0.3%
Grape King Bio, Ltd. (Taiwan)	101,714	$602,674
		11,878,612
Energy: 3.9%
Bharat Petroleum Corp., Ltd. (India)	184,933	774,851
China Suntien Green Energy Corp., Ltd., Class H (China)	922,000	404,521
Ecopetrol SA (Colombia)	771,199	405,720
Geopark, Ltd. (Colombia)	30,628	347,934
Hindustan Petroleum Corp., Ltd. (India)	219,627	634,724
INPEX Corp. (Japan)	59,000	627,763
Lukoil PJSC(d) (Russia)	7,143	1
MOL Hungarian Oil & Gas PLC, Class A (Hungary)	71,567	523,762
Motor Oil (Hellas) Corinth Refineries SA (Greece)	24,035	617,480
National Energy Services Reunited Corp.(a) (United States)	106,543	560,416
Novatek PJSC(d) (Russia)	30,294	4
Petroleo Brasileiro SA (Brazil)	283,743	1,482,969
PTT Exploration & Production PCL NVDR (Thailand)	161,600	713,872
Saudi Arabian Oil Co.(b)(c) (Saudi Arabia)	87,400	752,899
		7,846,916
Financials: 18.7%
Banks: 12.7%
Axis Bank, Ltd. (India)	482,156	5,036,963
Banca Transilvania SA (Romania)	35,263	150,738
Bangkok Bank PCL NVDR (Thailand)	121,000	536,429
Bank Polska Kasa Opieki SA (Poland)	13,621	270,873
BDO Unibank, Inc. (Philippines)	296,725	704,200
Brac Bank, Ltd. (Bangladesh)	1,000,234	359,058
China Merchants Bank Co., Ltd., Class H (China)	131,800	671,543
Commercial International Bank (Egypt) SAE (Egypt)	339,983	563,069
Credicorp, Ltd. (Peru)	23,643	3,130,097
Equity Group Holdings PLC (Kenya)	1,408,729	477,661
Grupo Financiero Banorte SAB de CV, Class O (Mexico)	49,236	414,544
Hong Leong Financial Group BHD (Malaysia)	143,800	586,011
ICICI Bank, Ltd. (India)	501,756	5,378,795
IndusInd Bank, Ltd. (India)	36,393	474,128
Intercorp Financial Services, Inc. (Peru)	6,167	140,731
JB Financial Group Co., Ltd. (South Korea)	75,302	506,486
Kasikornbank PCL NVDR (Thailand)	150,043	583,542
KB Financial Group, Inc. (South Korea)	18,619	683,875
Military Commercial Joint Stock Bank(a) (Vietnam)	991,066	774,866
OTP Bank Nyrt. (Hungary)	9,310	265,380
Ping An Bank Co., Ltd., Class A (China)	259,700	472,062
PT Bank Negara Indonesia (Persero) Tbk (Indonesia)	900,000	563,067
PT Bank Rakyat Indonesia (Persero) Tbk, Class B (Indonesia)	2,263,613	715,220
Shinhan Financial Group Co., Ltd. (South Korea)	27,517	749,265
TCS Group Holding PLC GDR, Class A(a)(b)(d) (Russia)	2,173	0

	Shares	Value
Tisco Financial Group PCL NVDR (Thailand)	176,900	$519,990
Vietnam Technological & Commercial Joint Stock Bank(a) (Vietnam)	615,900	747,282
		25,475,875
Financial Services: 2.3%
AEON Credit Service (M) BHD (Malaysia)	140,000	362,458
Banco BTG Pactual SA (Brazil)	54,338	210,664
Chailease Holding Co., Ltd. (Taiwan)	95,330	705,332
Cielo SA (Brazil)	419,129	401,065
FirstRand, Ltd. (South Africa)	150,000	509,344
Grupo de Inversiones Suramericana SA (Colombia)	16,609	144,263
Kaspi.kz JSC GDR(b) (Kazakhstan)	5,239	396,264
Noah Holdings, Ltd. ADR, Class A(a) (China)	12,071	199,775
XP, Inc., Class A(a) (Brazil)	141,496	1,679,558
		4,608,723
Insurance: 3.7%
BB Seguridade Participacoes SA (Brazil)	54,300	348,291
China Pacific Insurance (Group) Co., Ltd., Class H (China)	156,200	417,453
DB Insurance Co., Ltd. (South Korea)	10,012	576,412
Korean Reinsurance Co. (South Korea)	83,712	468,208
Old Mutual, Ltd. (South Africa)	761,921	505,624
Ping An Insurance (Group) Co. of China Ltd., Class H (China)	147,157	953,777
Prudential PLC (Hong Kong)	216,940	2,966,935
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	4,053	642,762
Sanlam, Ltd. (South Africa)	164,357	520,232
		7,399,694
		37,484,292
Health Care: 4.7%
Health Care Equipment & Services: 3.0%
China Isotope & Radiation Corp. (China)	83,400	175,670
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H (China)	126,786	392,802
Hartalega Holdings BHD (Malaysia)	1,234,000	531,754
Kossan Rubber Industries BHD (Malaysia)	1,450,000	431,017
Shandong Pharmaceutical Glass Co., Ltd., Class A (China)	91,800	351,137
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (China)	256,400	411,396
Sinocare, Inc., Class A (China)	100,357	471,103
Sinopharm Group Co., Ltd. (China)	744,014	2,248,557
Sonoscape Medical Corp., Class A (China)	79,600	641,717
Tofflon Science & Technology Group Co., Ltd., Class A (China)	89,160	350,331
		6,005,484
Pharmaceuticals, Biotechnology & Life Sciences: 1.7%
Adcock Ingram Holdings, Ltd. (South Africa)	174,120	501,965
Aurobindo Pharma, Ltd. (India)	81,333	511,220
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (China)	261,700	449,339
Dr. Reddy's Laboratories, Ltd. (India)	9,152	516,870
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Emerging Markets Stock Fund / 2

Portfolio of Investments (unaudited)
                 March 31, 2023
Common Stocks (continued)
	Shares	Value
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A (China)	115,494	$720,883
Richter Gedeon NYRT (Hungary)	12,900	269,701
Zhejiang NHU Co., Ltd., Class A (China)	150,879	394,425
		3,364,403
		9,369,887
Industrials: 4.4%
Capital Goods: 2.3%
BOC Aviation, Ltd.(b)(c) (China)	51,900	400,447
Chicony Power Technology Co., Ltd. (Taiwan)	200,000	532,248
Doosan Bobcat, Inc. (South Korea)	22,488	759,264
Ferreycorp SAA (Peru)	173,574	99,177
HEG, Ltd. (India)	31,177	350,395
KOC Holding AS (Turkey)	109,289	434,075
Larsen & Toubro, Ltd. (India)	18,154	478,578
SFA Engineering Corp. (South Korea)	17,100	519,491
United Integrated Services Co., Ltd. (Taiwan)	82,153	573,809
Xinjiang Goldwind Science & Technology Co., Ltd., Class H (China)	707,600	607,072
		4,754,556
Transportation: 2.1%
Air Arabia PJSC (United Arab Emirates)	351,796	202,809
Aramex PJSC (United Arab Emirates)	700,121	627,012
Cebu Air, Inc.(a) (Philippines)	479,996	366,052
Copa Holdings SA, Class A(a) (Panama)	7,486	691,332
Globaltrans Investment PLC GDR(a)(b)(d) (Russia)	62,160	8
Gulf Warehousing Co. (Qatar)	118,111	121,996
Hyundai Glovis Co., Ltd. (South Korea)	4,204	514,065
International Container Terminal Services, Inc. (Philippines)	158,000	620,730
Movida Participacoes SA (Brazil)	140,500	224,259
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	27,842	277,740
Westports Holdings BHD (Malaysia)	650,000	531,439
		4,177,442
		8,931,998
Information Technology: 9.8%
Semiconductors & Semiconductor Equipment: 7.3%
Alpha & Omega Semiconductor, Ltd.(a) (United States)	21,314	574,412
ASE Technology Holding Co., Ltd. (Taiwan)	255,000	943,631
ELAN Microelectronics Corp. (Taiwan)	228,000	751,759
Nanya Technology Corp. (Taiwan)	434,286	956,015
Novatek Microelectronics Corp. (Taiwan)	72,857	1,036,686
Powertech Technology, Inc. (Taiwan)	245,714	734,796
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	539,143	9,551,388
		14,548,687
Software & Services: 1.4%
Asseco Poland SA (Poland)	29,653	523,993
Chinasoft International, Ltd. (China)	1,031,100	648,532
Hancom, Inc.(a) (South Korea)	49,111	626,982

	Shares	Value
Shanghai Baosight Software Co., Ltd., Class A (China)	59,990	$508,518
Weimob, Inc.(a)(b)(c) (China)	929,000	583,285
		2,891,310
Technology, Hardware & Equipment: 1.1%
Lenovo Group, Ltd. (China)	863,271	935,143
Sterlite Technologies, Ltd. (India)	211,013	379,878
Yageo Corp. (Taiwan)	47,641	835,310
		2,150,331
		19,590,328
Materials: 7.5%
Alpek SAB de CV, Class A (Mexico)	131,148	145,777
Alrosa PJSC(d) (Russia)	215,620	28
Anhui Conch Cement Co., Ltd., Class H (China)	87,700	305,049
Cemex SAB de CV ADR(a) (Mexico)	524,914	2,902,774
Glencore PLC (Australia)	703,408	4,046,077
Indorama Ventures PCL NVDR (Thailand)	263,000	265,824
KCC Corp. (South Korea)	2,295	394,131
LB Group Co., Ltd., Class A (China)	100,229	295,398
Loma Negra Cia Industrial Argentina SA ADR (Argentina)	17,386	120,833
Mondi PLC (Austria)	17,658	279,885
Nine Dragons Paper Holdings, Ltd. (Hong Kong)	316,600	236,230
Orbia Advance Corp. SAB de CV (Mexico)	94,385	205,269
PTT Global Chemical PCL NVDR (Thailand)	302,343	405,964
Severstal PJSC(a)(d) (Russia)	16,182	2
Shandong Sinocera Functional Material Co., Ltd., Class A (China)	209,760	866,813
Teck Resources, Ltd., Class B (Canada)	106,400	3,883,600
UPL, Ltd. (India)	58,003	506,959
Wanhua Chemical Group Co., Ltd., Class A (China)	22,000	306,632
		15,167,245
Real Estate: 2.4%
Equity Real Estate Investment Trusts (Reits): 0.2%
Macquarie Mexico Real Estate Management SA de CV REIT(b)(c) (Mexico)	109,800	174,388
Prologis Property Mexico SA de CV REIT (Mexico)	53,947	194,293
		368,681
Real Estate Management & Development: 2.2%
China Resources Land, Ltd. (China)	74,129	339,689
Corporacion Inmobiliaria Vesta SAB de CV (Mexico)	83,957	264,171
Country Garden Services Holdings Co., Ltd. (China)	287,000	501,130
Emaar Development PJSC(a) (United Arab Emirates)	589,074	887,701
Greentown Service Group Co., Ltd.(b) (China)	2,082,871	1,306,357
Hang Lung Group, Ltd. (Hong Kong)	100,129	176,843
3 / Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                 March 31, 2023
Common Stocks (continued)
	Shares	Value
KE Holdings, Inc. ADR, Class A(a) (China)	28,900	$544,476
Megaworld Corp. (Philippines)	10,460,943	385,093
		4,405,460
		4,774,141
Utilities: 2.6%
Alupar Investimento SA (Brazil)	25,856	137,125
China Gas Holdings, Ltd. (China)	246,357	348,369
China Water Affairs Group, Ltd. (China)	284,000	232,659
Cia de Saneamento do Parana (Brazil)	46,800	167,220
Enerjisa Enerji AS(b)(c) (Turkey)	303,255	431,380
Engie Brasil Energia SA (Brazil)	63,700	504,854
Engie Energia Chile SA(a) (Chile)	161,509	118,659
GAIL (India), Ltd. (India)	430,000	553,129
KunLun Energy Co., Ltd. (China)	348,900	273,446
Mahanagar Gas, Ltd.(b) (India)	55,296	664,075
NTPC, Ltd. (India)	320,887	687,250
Tenaga Nasional BHD (Malaysia)	297,943	623,383
TPI Polene Power Public PCL NVDR (Thailand)	4,038,771	396,737
		5,138,286
Total Common Stocks (Cost $205,761,376)		$178,238,697
Preferred Stocks: 7.1%
	Shares	Value
Consumer Discretionary: 0.3%
Automobiles & Components: 0.3%
Hyundai Motor Co., Pfd 2 (South Korea)	8,500	$628,498
Consumer Staples: 0.4%
Food, Beverage & Tobacco: 0.1%
Embotelladora Andina SA, Pfd, Class B (Chile)	63,500	163,765
Household & Personal Products: 0.3%
Amorepacific Corp., Pfd (South Korea)	9,260	316,248
LG H&H Co., Ltd., Pfd (South Korea)	1,799	341,976
		658,224
		821,989
Financials: 2.6%
Banks: 2.6%
Itau Unibanco Holding SA, Pfd (Brazil)	1,062,000	5,183,810
Industrials: 0.2%
Capital Goods: 0.2%
DL E&C Co., Ltd., Pfd (South Korea)	7,206	109,468
DL E&C Co., Ltd., Pfd 2 (South Korea)	6,684	115,056
DL Holdings Co., Ltd., Pfd (South Korea)	12,221	285,148
		509,672
Information Technology: 3.4%
Technology, Hardware & Equipment: 3.4%
Samsung Electro-Mechanics Co., Ltd., Pfd (South Korea)	11,759	667,887
Samsung Electronics Co., Ltd., Pfd (South Korea)	146,941	6,136,014
		6,803,901

	Shares	Value
Materials: 0.1%
Materials: 0.1%
Braskem SA, Pfd, Class A (Brazil)	30,000	$114,591
Utilities: 0.1%
Utilities: 0.1%
Centrais Eletricas Brasileiras SA, Pfd, Class B (Brazil)	27,600	197,561
Total Preferred Stocks (Cost $19,195,017)		$14,260,022
Short-Term Investments: 3.9%
	Par Value/ Shares	Value
Repurchase Agreements: 3.5%
Fixed Income Clearing Corporation(e) 4.82%, dated 3/31/23, due 4/3/23, maturity value $5,502,209	$5,500,000	$5,500,000
Fixed Income Clearing Corporation(e) 2.20%, dated 3/31/23, due 4/3/23, maturity value $1,493,274	1,493,000	1,493,000
		6,993,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	799,354	799,354
Total Short-Term Investments (Cost $7,792,354)		$7,792,354
Total Investments In Securities (Cost $232,748,747)	99.8%	$200,291,073
Other Assets Less Liabilities	0.2%	303,897
Net Assets	100.0%	$200,594,970
(a)	Non-income producing
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Valued using significant unobservable inputs.
(e)	Repurchase agreement is collateralized by U.S. Treasury Note 3.875%, 9/30/29. U.S. Treasury Bill, 3/21/24. Total collateral value is $7,132,887.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
NVDR: Non-Voting Depository Receipt
SDR: Swedish Depository Receipt
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Emerging Markets Stock Fund / 4

Portfolio of Investments (unaudited)
                 March 31, 2023
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
ICE US MSCI Emerging Markets Index Futures— Long Position	139	6/16/23	$6,918,725	$229,415
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
Bank of America	4/19/23	USD	119,469	CNH	804,001	$2,351
HSBC	4/19/23	USD	184,328	CNH	1,242,501	3,335
HSBC	4/19/23	USD	184,170	CNH	1,242,500	3,177
HSBC	4/19/23	USD	119,794	CNH	803,999	2,677
HSBC	4/19/23	USD	119,786	CNH	804,000	2,668
HSBC	4/19/23	CNH	4,890,000	USD	703,860	8,458
JPMorgan	4/19/23	USD	184,235	CNH	1,242,498	3,242
JPMorgan	4/19/23	USD	184,181	CNH	1,242,501	3,188
Bank of America	6/7/23	USD	5,415,396	CNH	37,285,000	(37,405)
Goldman Sachs	7/19/23	USD	830,331	CNH	5,578,000	11,884
Bank of America	10/18/23	USD	115,362	CNH	788,040	(987)
Goldman Sachs	10/18/23	USD	116,985	CNH	799,980	(1,127)
Goldman Sachs	10/18/23	USD	104,187	CNH	703,638	300
HSBC	10/18/23	USD	117,045	CNH	799,980	(1,067)
HSBC	10/18/23	USD	104,162	CNH	703,638	275
HSBC	10/18/23	USD	104,166	CNH	703,639	278
HSBC	10/18/23	USD	104,187	CNH	703,807	275
JPMorgan	10/18/23	USD	104,211	CNH	703,640	323
JPMorgan	10/18/23	USD	104,243	CNH	703,638	355
Goldman Sachs	12/6/23	USD	2,737,518	CNH	18,642,500	(22,611)
HSBC	12/6/23	USD	505,907	CNH	3,460,000	(6,366)
JPMorgan	12/6/23	USD	2,739,731	CNH	18,642,500	(20,399)
HSBC	2/7/24	USD	772,934	CNH	5,200,000	552
TWD: Taiwan Dollar
Bank of America	4/28/23	TWD	21,722,000	USD	718,677	(3,671)
Goldman Sachs	4/28/23	USD	718,486	TWD	21,722,000	3,480
Bank of America	1/31/24	USD	744,465	TWD	21,722,000	7,983
HSBC	1/31/24	USD	10,132,112	TWD	289,900,000	303,081
Unrealized gain on currency forward contracts						357,882
Unrealized loss on currency forward contracts						(93,633)
Net unrealized gain on currency forward contracts						$264,249
The listed counterparty may be the parent company or one of its subsidiaries.
5 / Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
◾ Level 1: Unadjusted quoted prices in active markets for identical securities
◾ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
◾ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2023:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Securities
Common Stocks
Communication Services	$12,510,315	$4,017,204	$—
Consumer Discretionary	14,219,515	27,309,939	19
Consumer Staples	1,593,858	10,284,743	11
Energy	2,797,039	5,049,872	5
Financials	6,668,988	30,815,304	—
Health Care	—	9,369,887	—
Industrials	1,292,508	7,639,482	8
Information Technology	574,412	19,015,916	—
Materials	7,258,253	7,908,962	30
Real Estate	1,177,328	3,596,813	—
Utilities	927,858	4,210,428	—
Preferred Stocks
Consumer Discretionary	—	628,498	—
Consumer Staples	163,765	658,224	—
Financials	5,183,810	—	—
Industrials	—	509,672	—
Dodge & Cox Emerging Markets Stock Fund / 6

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Information Technology	$—	$6,803,901	$—
Materials	114,591	—	—
Utilities	197,561	—	—
Short-Term Investments
Repurchase Agreements	—	6,993,000	—
Money Market Fund	799,354	—	—
Total Securities	$55,479,155	$144,811,845	$73
Other Investments
Futures Contracts
Appreciation	$229,415	$—	$—
Currency Forward Contracts
Appreciation	—	357,882	—
Depreciation	—	(93,633)	—
Security transactions. Security transactions are recorded on the trade date.
7 / Dodge & Cox Emerging Markets Stock Fund

DODGE & COX BALANCED FUND
Portfolio of Investments (unaudited)
                 March 31, 2023
Common Stocks: 62.4%
	Shares	Value
Communication Services: 6.6%
Media & Entertainment: 5.9%
Alphabet, Inc., Class A(a)	714,000	$74,063,220
Alphabet, Inc., Class C(a)	1,923,600	200,054,400
Charter Communications, Inc., Class A(a)	486,594	174,010,880
Comcast Corp., Class A	3,482,448	132,019,604
DISH Network Corp., Class A(a)	3,030,834	28,277,681
Fox Corp., Class A	1,332,533	45,372,749
Fox Corp., Class B	736,180	23,049,796
Meta Platforms, Inc., Class A(a)	476,800	101,052,992
News Corp., Class A	825,304	14,253,000
		792,154,322
Telecommunication Services: 0.7%
T-Mobile U.S., Inc.(a)	670,861	97,167,507
		889,321,829
Consumer Discretionary: 4.4%
Automobiles & Components: 1.2%
Honda Motor Co., Ltd. ADR (Japan)	6,244,000	165,403,560
Consumer Discretionary Distribution & Retail: 2.6%
Alibaba Group Holding, Ltd. ADR(a) (China)	1,062,400	108,556,032
Amazon.com, Inc.(a)	1,184,500	122,347,005
Prosus NV ADR (China)	4,785,700	74,178,350
The Gap, Inc.	3,740,378	37,553,395
		342,634,782
Consumer Services: 0.6%
Booking Holdings, Inc.(a)	28,800	76,389,408
		584,427,750
Consumer Staples: 3.7%
Food, Beverage & Tobacco: 3.1%
Anheuser-Busch InBev SA/NV ADR (Belgium)	2,385,200	159,164,396
Imperial Brands PLC ADR (United Kingdom)	7,463,800	172,301,823
Molson Coors Beverage Co., Class B	1,713,314	88,544,067
		420,010,286
Household & Personal Products: 0.6%
Haleon PLC ADR (United Kingdom)	9,069,056	73,822,116
		493,832,402
Energy: 5.3%
Baker Hughes Co., Class A	2,201,600	63,538,176
ConocoPhillips	975,324	96,761,894
Occidental Petroleum Corp.	4,962,714	309,822,235
Occidental Petroleum Corp., Warrant(a)	1,381,001	56,621,041
Ovintiv, Inc.	2,393,200	86,346,656
The Williams Companies, Inc.	3,291,600	98,287,176
		711,377,178
Financials: 16.4%
Banks: 4.9%
Banco Santander SA(b) (Spain)	25,113,900	93,554,428
Bank of America Corp.	2,890,900	82,679,740
BNP Paribas SA ADR (France)	3,097,000	92,383,510
Credicorp, Ltd. (Peru)	846,497	112,067,738
Truist Financial Corp.	1,566,084	53,403,464
Wells Fargo & Co.	5,806,706	217,054,670
		651,143,550
Financial Services: 10.2%
Bank of New York Mellon Corp.	4,143,500	188,280,640
Capital One Financial Corp.	1,814,026	174,436,740

	Shares	Value
Charles Schwab Corp.	3,720,500	$194,879,790
Fidelity National Information Services, Inc.	1,619,900	88,009,167
Fiserv, Inc.(a)	2,769,200	313,002,676
Goldman Sachs Group, Inc.	285,700	93,455,327
State Street Corp.	1,647,700	124,714,413
UBS Group AG, NY Shs (Switzerland)	7,247,400	154,659,516
XP, Inc., Class A(a) (Brazil)	2,932,800	34,812,336
		1,366,250,605
Insurance: 1.3%
Aegon NV, NY Shs (Netherlands)	6,186,103	26,600,243
Brighthouse Financial, Inc.(a)	621,018	27,393,104
Lincoln National Corp.	465,777	10,466,009
MetLife, Inc.	1,966,842	113,958,826
		178,418,182
		2,195,812,337
Health Care: 13.0%
Health Care Equipment & Services: 3.0%
Fresenius Medical Care AG & Co. KGaA ADR (Germany)	4,223,110	89,783,319
GE HealthCare Technologies, Inc.(a)	1,096,300	89,929,489
Medtronic PLC	529,400	42,680,228
The Cigna Group	551,065	140,813,639
UnitedHealth Group, Inc.	88,872	42,000,019
		405,206,694
Pharmaceuticals, Biotechnology & Life Sciences: 10.0%
Alnylam Pharmaceuticals, Inc.(a)	186,100	37,279,552
Bayer AG ADR (Germany)	4,631,400	73,778,202
BioMarin Pharmaceutical, Inc.(a)	853,500	82,994,340
Bristol-Myers Squibb Co.	467,500	32,402,425
Elanco Animal Health, Inc.(a)	5,759,600	54,140,240
Gilead Sciences, Inc.	2,118,480	175,770,286
GSK PLC ADR (United Kingdom)	5,594,980	199,069,388
Incyte Corp.(a)	1,386,900	100,231,263
Novartis AG ADR (Switzerland)	833,100	76,645,200
Regeneron Pharmaceuticals, Inc.(a)	142,000	116,677,140
Roche Holding AG ADR (Switzerland)	862,000	30,911,320
Sanofi ADR (France)	6,388,165	347,643,939
		1,327,543,295
		1,732,749,989
Industrials: 4.2%
Capital Goods: 2.7%
General Electric Co.	2,355,200	225,157,120
Johnson Controls International PLC	1,053,914	63,466,701
Raytheon Technologies Corp.	707,700	69,305,061
		357,928,882
Transportation: 1.5%
FedEx Corp.	876,534	200,279,254
		558,208,136
Information Technology: 5.8%
Semiconductors & Semiconductor Equipment: 0.5%
Microchip Technology, Inc.	860,410	72,085,150
Software & Services: 3.3%
Cognizant Technology Solutions Corp., Class A	667,500	40,670,775
Microsoft Corp.	650,900	187,654,470
VMware, Inc., Class A(a)	1,717,933	214,483,935
		442,809,180
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 1

Portfolio of Investments (unaudited)
                 March 31, 2023
Common Stocks (continued)
	Shares	Value
Technology, Hardware & Equipment: 2.0%
Cisco Systems, Inc.	973,300	$50,879,258
Coherent Corp.(a)	1,365,900	52,013,472
Dell Technologies, Inc., Class C	948,883	38,154,585
HP, Inc.	1,614,130	47,374,716
Juniper Networks, Inc.	1,333,229	45,889,742
TE Connectivity, Ltd.	198,536	26,037,996
		260,349,769
		775,244,099
Materials: 1.8%
Celanese Corp.	174,432	18,993,901
LyondellBasell Industries NV, Class A	1,052,500	98,819,225
Nutrien, Ltd. (Canada)	1,045,100	77,180,635
Teck Resources, Ltd., Class B (Canada)	1,233,900	45,037,350
		240,031,111
Real Estate: 0.2%
Equity Real Estate Investment Trusts (Reits): 0.2%
Gaming and Leisure Properties, Inc. REIT	526,254	27,396,783
Utilities: 1.0%
Dominion Energy, Inc.	2,303,500	128,788,685
Total Common Stocks (Cost $6,326,230,119)		$8,337,190,299
Debt Securities: 34.7%
	Par Value	Value
U.S. Treasury: 1.2%
U.S. Treasury Inflation Indexed
2.00%, 1/15/26(c)	$90,416,400	$91,720,845
U.S. Treasury Note/Bond
4.125%, 1/31/25	2,150,000	2,149,412
4.625%, 2/28/25	63,325,000	63,940,934
		157,811,191
Government-Related: 1.3%
Agency: 0.9%
Petroleo Brasileiro SA (Brazil)
7.25%, 3/17/44	4,300,000	4,158,374
6.75%, 6/3/50	15,500,000	13,686,500
Petroleos Mexicanos (Mexico)
6.70%, 2/16/32	52,399,000	41,710,254
6.375%, 1/23/45	10,725,000	6,773,712
6.75%, 9/21/47	11,625,000	7,556,958
7.69%, 1/23/50	62,480,000	44,091,409
		117,977,207
Local Authority: 0.3%
L.A. Unified School District GO
5.75%, 7/1/34	3,000,000	3,251,013
New Jersey Turnpike Authority RB
7.102%, 1/1/41	12,436,000	15,333,347
State of Illinois GO
5.10%, 6/1/33	22,615,000	22,559,944
		41,144,304
Sovereign: 0.1%
Colombia Government (Colombia)
5.625%, 2/26/44	8,100,000	6,117,521
5.00%, 6/15/45	8,300,000	5,791,053
		11,908,574
		171,030,085

	Par Value	Value
Securitized: 16.4%
Asset-Backed: 1.8%
Federal Agency: 0.0%*
Small Business Admin. - 504 Program
Series 2003-20J 1, 4.92%, 10/1/23	$109,628	$109,145
Series 2007-20F 1, 5.71%, 6/1/27	331,704	328,096
		437,241
Other: 0.3%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(d)	7,835,883	7,904,447
9.75%, 1/6/27(d)	18,901,607	19,515,909
8.20%, 4/6/28(d)	9,678,575	9,751,165
		37,171,521
Student Loan: 1.5%
Navient Student Loan Trust
USD LIBOR 1-Month
+1.30%, 6.145%, 3/25/66(d)	24,757,317	24,591,710
+0.80%, 5.645%, 7/26/66(d)	5,209,636	5,060,145
+1.15%, 5.995%, 7/26/66(d)	5,561,493	5,487,124
+1.05%, 5.895%, 12/27/66(d)	4,801,571	4,695,467
+0.75%, 5.595%, 3/25/67(d)	80,355,239	78,073,327
+1.00%, 5.845%, 2/27/68(d)	3,488,477	3,427,142
+0.70%, 5.545%, 2/25/70(d)	6,324,495	6,224,953
+0.55%, 0.70%, 2/25/70(d)	15,928,273	15,426,333
SLM Student Loan Trust
USD LIBOR 3-Month
+0.60%, 5.418%, 1/25/41	4,450,178	4,286,761
+0.17%, 4.988%, 1/25/41	8,312,809	7,968,652
+0.16%, 4.978%, 1/25/41	4,649,528	4,415,272
+0.55%, 5.368%, 10/25/64(d)	19,501,006	19,028,919
SMB Private Education Loan Trust (Private Loans)
Series 2018-B A2A, 3.60%, 1/15/37(d)	8,603,983	8,297,406
Series 2023-A A1A, 5.38%, 1/15/53(d)	18,671,000	18,862,134
		205,845,345
		243,454,107
CMBS: 0.1%
Agency CMBS: 0.1%
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.344%, 3/25/26(e)	9,786,960	337,954
Series K056 X1, 1.242%, 5/25/26(e)	4,100,035	129,110
Series K064 X1, 0.602%, 3/25/27(e)	8,801,837	177,286
Series K065 X1, 0.667%, 4/25/27(e)	42,590,055	963,753
Series K066 X1, 0.748%, 6/25/27(e)	36,825,800	958,273
Series K069 X1, 0.348%, 9/25/27(e)	220,368,869	3,062,731
Series K090 X1, 0.709%, 2/25/29(e)	179,820,471	6,391,629
		12,020,736
		12,020,736
Mortgage-Related: 14.5%
Federal Agency CMO & REMIC: 3.2%
Dept. of Veterans Affairs
Series 1995-1 1, 5.638%, 2/15/25(e)	63,859	63,586
Series 1995-2C 3A, 8.793%, 6/15/25	18,701	19,305
Series 2002-1 2J, 6.50%, 8/15/31	2,509,728	2,529,144
Fannie Mae
Trust 2002-33 A1, 7.00%, 6/25/32	784,506	810,417
Trust 2009-30 AG, 6.50%, 5/25/39	629,266	655,958
Trust 2009-66 ET, 6.00%, 5/25/39	70,615	69,889
Trust 2001-T7 A1, 7.50%, 2/25/41	586,491	630,085
Trust 2001-T5 A3, 7.50%, 6/19/41(e)	309,147	319,579
Trust 2001-T4 A1, 7.50%, 7/25/41	590,125	603,899
2 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                 March 31, 2023
Debt Securities (continued)
	Par Value	Value
Trust 2001-T8 A1, 7.50%, 7/25/41	$531,772	$535,195
Trust 2001-W3 A, 7.00%, 9/25/41(e)	318,162	313,026
Trust 2001-T10 A2, 7.50%, 12/25/41	362,383	372,635
Trust 2013-106 MA, 4.00%, 2/25/42	4,084,740	3,954,487
Trust 2002-W6 2A1, 7.00%, 6/25/42(e)	597,592	585,728
Trust 2002-W8 A2, 7.00%, 6/25/42	884,908	938,038
Trust 2003-W2 1A2, 7.00%, 7/25/42	583,376	616,105
Trust 2003-W2 1A1, 6.50%, 7/25/42	1,365,710	1,399,869
Trust 2003-W4 4A, 5.499%, 10/25/42(e)	662,365	679,192
Trust 2012-121 NB, 7.00%, 11/25/42	702,561	755,136
Trust 2004-T1 1A2, 6.50%, 1/25/44	507,612	525,175
Trust 2004-W2 5A, 7.50%, 3/25/44	791,345	833,097
Trust 2004-W8 3A, 7.50%, 6/25/44	130,831	135,634
Trust 2005-W4 1A2, 6.50%, 8/25/45	1,540,469	1,588,980
Trust 2009-11 MP, 7.00%, 3/25/49	1,278,652	1,349,142
USD LIBOR 1-Month
+0.55%, 5.395%, 9/25/43	2,305,734	2,257,386
Freddie Mac
Series 16 PK, 7.00%, 8/25/23	13,994	13,945
Series T-48 1A4, 5.538%, 7/25/33	13,907,023	14,159,667
Series T-51 1A, 6.50%, 9/25/43(e)	107,615	108,965
Series T-59 1A1, 6.50%, 10/25/43	4,712,638	4,906,547
Series 4281 BC, 4.50%, 12/15/43(e)	13,650,644	13,664,762
Series 4384 DZ, 2.50%, 9/15/44	22,552,870	20,009,197
USD LIBOR 1-Month
+0.61%, 5.294%, 9/15/43	5,404,709	5,308,815
Ginnie Mae
United States 30 Day Average SOFR
+0.55%, Series 2022-H04 FG, 5.109%, 2/20/67	9,511,869	9,428,482
+0.80%, Series 2023-H05 FJ, 5.359%, 2/20/68	52,747,952	52,502,727
+0.41%, Series 2022-H06 FC, 4.969%, 8/20/68	38,332,661	37,434,607
+1.02%, Series 2023-H08 FE, 5.42%, 8/20/71	21,150,000	21,294,941
+1%, Series 2022-H20 FB, 5.559%, 8/20/71	34,082,035	33,716,546
+0.82%, Series 2022-H04 HF, 5.379%, 2/20/72	7,597,366	7,515,333
+0.67%, Series 2022-H09 FA, 5.229%, 4/20/72	20,465,343	20,099,334
+0.74%, Series 2022-H09 FC, 5.299%, 4/20/72	25,175,188	24,819,603
+0.97%, Series 2022-H11 EF, 5.529%, 5/20/72	15,943,539	15,961,270
USD LIBOR 1-Month
+0.62%, 5.186%, 9/20/64	1,932,224	1,905,380
+0.70%, 3.792%, 1/20/70	14,901,511	14,602,796
+0.65%, 5.216%, 1/20/70	20,434,339	19,840,997
USD LIBOR 12-Month
+0.30%, 5.729%, 1/20/67	13,672,776	13,584,322
+0.23%, 4.439%, 10/20/67	12,566,561	12,390,392
+0.23%, 4.439%, 10/20/67	7,775,368	7,666,579
+0.06%, 4.642%, 12/20/67	18,446,639	18,114,430
+0.08%, 2.709%, 5/20/68	4,453,851	4,328,498
+0.25%, 3.814%, 6/20/68	13,660,744	13,354,758
+0.28%, 5.606%, 11/20/68	19,040,531	18,580,323
+0.25%, 3.834%, 12/20/68	2,016,198	1,965,071
		429,818,974
Federal Agency Mortgage Pass-Through: 11.3%
Fannie Mae, 15 Year
4.50%, 1/1/25 - 1/1/27	821,645	823,783

	Par Value	Value
3.50%, 1/1/27 - 12/1/29	$2,339,643	$2,281,732
Fannie Mae, 20 Year
4.00%, 11/1/30 - 2/1/37	13,169,411	12,856,958
4.50%, 1/1/31 - 12/1/34	20,024,200	20,013,902
3.50%, 4/1/36 - 4/1/37	8,400,371	8,103,186
3.00%, 8/1/42	24,856,611	22,742,017
Fannie Mae, 30 Year
6.50%, 12/1/28 - 8/1/39	5,666,814	5,947,160
5.50%, 7/1/33 - 8/1/37	3,715,636	3,834,483
6.00%, 9/1/36 - 8/1/37	5,145,877	5,350,288
7.00%, 8/1/37	137,262	148,529
4.50%, 3/1/40	579,879	581,669
5.00%, 12/1/48 - 3/1/49	3,563,534	3,618,991
2.50%, 6/1/50 - 10/1/50	137,704,189	119,836,634
2.00%, 9/1/50 - 12/1/50	97,702,626	81,238,705
3.00%, 3/1/52	34,501,741	31,121,542
3.50%, 4/1/52 - 8/1/52	326,054,082	304,624,142
3.50%, 5/1/52	107,559,872	100,790,611
Fannie Mae, 40 Year
4.50%, 6/1/56	14,696,246	14,488,863
Fannie Mae, Hybrid ARM
3.988%, 9/1/34(e)	171,738	170,201
3.56%, 12/1/34(e)	275,882	269,678
4.023%, 1/1/35(e)	287,517	283,503
5.343%, 1/1/35(e)	349,921	350,021
3.76%, 8/1/35(e)	192,936	188,666
3.033%, 5/1/37(e)	439,159	431,906
4.03%, 11/1/40 - 12/1/40(e)	660,382	652,300
3.80%, 11/1/43(e)	714,531	716,079
2.747%, 4/1/44(e)	1,810,073	1,816,727
3.85%, 11/1/44 - 12/1/44(e)	4,889,328	4,920,586
5.465%, 9/1/45(e)	445,262	450,989
5.389%, 12/1/45(e)	1,572,892	1,614,691
6.927%, 1/1/46(e)	1,145,052	1,167,339
2.954%, 4/1/46(e)	1,731,521	1,678,760
2.51%, 12/1/46(e)	3,472,470	3,306,122
3.133%, 6/1/47(e)	1,520,783	1,488,964
3.077%, 7/1/47(e)	2,413,379	2,359,990
4.496%, 8/1/47(e)	2,987,567	3,007,457
3.318%, 1/1/49(e)	1,588,073	1,556,324
1.917%, 4/1/52(e)	16,648,632	15,056,884
1.953%, 4/1/52(e)	39,933,982	35,204,208
2.316%, 4/1/52(e)	21,497,839	19,248,169
2.626%, 7/1/52(e)	19,223,368	17,449,492
Freddie Mac, Hybrid ARM
3.528%, 5/1/34(e)	294,287	288,653
4.375%, 10/1/35(e)	694,893	706,021
2.818%, 4/1/37(e)	659,535	659,942
4.051%, 9/1/37(e)	621,297	628,696
4.114%, 1/1/38(e)	139,103	137,287
4.569%, 2/1/38(e)	351,995	347,059
4.20%, 7/1/38(e)	58,579	59,626
3.802%, 10/1/38(e)	225,803	220,674
3.846%, 10/1/41(e)	146,640	146,063
3.877%, 8/1/42(e)	753,600	757,941
3.25%, 5/1/44(e)	2,259,555	2,268,614
3.36%, 5/1/44(e)	73,188	72,179
3.365%, 6/1/44(e)	656,941	644,808
3.87%, 6/1/44(e)	779,529	785,510
3.643%, 1/1/45(e)	2,312,644	2,321,388
4.722%, 10/1/45(e)	1,181,100	1,191,258
4.598%, 10/1/45(e)	1,528,514	1,544,512
3.28%, 7/1/47(e)	1,781,986	1,735,265
3.225%, 1/1/49(e)	5,034,468	4,920,158
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 3

Portfolio of Investments (unaudited)
                 March 31, 2023
Debt Securities (continued)
	Par Value	Value
3.729%, 3/1/49(e)	$1,033,491	$1,013,129
2.316%, 5/1/52(e)	14,932,123	13,296,054
2.029%, 5/1/52(e)	44,491,369	39,284,616
Freddie Mac Gold, 15 Year
4.50%, 9/1/24 - 9/1/26	549,324	551,354
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	625,620	645,840
4.50%, 4/1/31 - 6/1/31	2,529,705	2,531,082
Freddie Mac Gold, 30 Year
6.50%, 12/1/32 - 4/1/33	1,836,766	1,928,798
7.00%, 11/1/37 - 9/1/38	1,577,830	1,692,224
5.50%, 12/1/37	154,797	160,880
6.00%, 2/1/39	464,387	485,275
4.50%, 9/1/41 - 6/1/42	11,736,848	11,786,954
Freddie Mac Pool, 20 Year
3.00%, 5/1/42 - 10/1/42	116,688,830	106,761,873
Freddie Mac Pool, 30 Year
2.50%, 6/1/50 - 2/1/51	131,622,964	114,806,405
2.00%, 9/1/50	83,035,152	69,042,634
3.00%, 2/1/52 - 6/1/52	138,309,659	124,639,963
3.50%, 5/1/52 - 1/1/53	163,404,613	152,399,297
Ginnie Mae, 30 Year
7.50%, 11/15/24 - 10/15/25	36,126	36,109
		1,512,290,392
		1,942,109,366
		2,197,584,209
Corporate: 15.8%
Financials: 6.4%
Bank of America Corp.
6.25%, (f)(g)(h)	32,978,000	32,194,772
6.10%, (f)(g)(h)	16,008,000	15,693,123
4.45%, 3/3/26	3,970,000	3,877,277
4.25%, 10/22/26	2,970,000	2,876,871
4.183%, 11/25/27	7,925,000	7,658,360
3.846%, 3/8/37(h)	35,960,000	30,655,505
Barclays PLC (United Kingdom)
4.836%, 5/9/28	4,525,000	4,265,755
5.501%, 8/9/28(h)	10,750,000	10,599,766
5.746%, 8/9/33(h)	9,500,000	9,306,607
BNP Paribas SA (France)
4.375%, 9/28/25(d)	8,223,000	7,851,254
4.625%, 3/13/27(d)	12,175,000	11,619,811
Boston Properties, Inc.
3.65%, 2/1/26	5,341,000	4,880,722
2.75%, 10/1/26	18,500,000	15,973,335
2.90%, 3/15/30	7,270,000	5,591,059
3.25%, 1/30/31	5,850,000	4,627,743
Capital One Financial Corp.
3.50%, 6/15/23	3,449,000	3,431,695
4.20%, 10/29/25	10,175,000	9,485,289
2.636%, 3/3/26(h)	6,775,000	6,276,651
4.927%, 5/10/28(h)	10,075,000	9,673,874
5.268%, 5/10/33(h)	4,975,000	4,682,954
Citigroup, Inc.
8.87%, (f)(g)(h)	19,090,000	18,946,825
5.95%, (f)(g)(h)	63,977,000	59,623,082
6.25%, (f)(g)(h)	45,886,000	44,050,560
3.785%, 3/17/33(h)	15,725,000	14,094,433
USD LIBOR 3-Month
+6.37%, 11.172%, 10/30/40(f)	37,080,925	42,687,561
Goldman Sachs Group, Inc.
3.615%, 3/15/28(h)	36,870,000	34,877,646
HSBC Holdings PLC (United Kingdom)
4.30%, 3/8/26	6,062,000	5,863,157

	Par Value	Value
5.21%, 8/11/28(h)	$5,525,000	$5,468,669
4.762%, 3/29/33(h)	41,136,000	37,182,275
5.402%, 8/11/33(h)	12,000,000	11,860,864
8.113%, 11/3/33(h)	9,700,000	10,863,272
6.50%, 5/2/36	17,805,000	18,634,360
6.50%, 9/15/37	3,265,000	3,347,772
JPMorgan Chase & Co.
6.10%, (f)(g)(h)	82,280,000	80,377,275
1.04%, 2/4/27(h)	17,500,000	15,620,545
8.75%, 9/1/30(f)	25,692,000	30,812,025
2.739%, 10/15/30(h)	5,000,000	4,364,846
2.956%, 5/13/31(h)	11,793,000	10,194,005
5.717%, 9/14/33(h)	22,700,000	23,252,944
Lloyds Banking Group PLC (United Kingdom)
4.65%, 3/24/26	3,100,000	2,942,957
3.75%, 3/18/28(h)	8,025,000	7,451,893
7.953%, 11/15/33(h)	10,500,000	11,614,278
NatWest Group PLC (United Kingdom)
6.016%, 3/2/34(h)	13,000,000	13,465,518
3.032%, 11/28/35(h)	12,365,000	9,418,661
UBS Group AG (Switzerland)
5.959%, 1/12/34(d)(h)	23,275,000	23,885,785
UniCredit SPA (Italy)
7.296%, 4/2/34(d)(h)	29,960,000	27,641,061
5.459%, 6/30/35(d)(h)	7,325,000	6,034,072
UnitedHealth Group, Inc.
4.20%, 5/15/32	5,390,000	5,282,870
4.75%, 5/15/52	3,150,000	3,066,316
Unum Group
6.75%, 12/15/28	8,417,000	8,852,881
Wells Fargo & Co.
5.875%, (f)(g)(h)	27,987,000	27,497,227
4.10%, 6/3/26	3,376,000	3,267,390
4.30%, 7/22/27	13,145,000	12,739,187
2.572%, 2/11/31(h)	12,005,000	10,173,492
4.897%, 7/25/33(h)	11,000,000	10,737,335
		857,415,462
Industrials: 8.5%
AbbVie, Inc.
3.80%, 3/15/25	7,000,000	6,885,824
3.20%, 11/21/29	4,500,000	4,176,088
AT&T, Inc.
2.55%, 12/1/33	11,700,000	9,410,896
3.50%, 9/15/53	20,385,000	14,800,488
3.55%, 9/15/55	12,775,000	9,170,005
3.80%, 12/1/57	8,700,000	6,458,967
3.65%, 9/15/59	12,662,000	9,048,194
Bayer AG (Germany)
4.375%, 12/15/28(d)	10,100,000	9,765,031
British American Tobacco PLC (United Kingdom)
4.742%, 3/16/32	15,335,000	14,245,877
4.39%, 8/15/37	3,075,000	2,508,136
3.734%, 9/25/40	1,100,000	785,597
4.54%, 8/15/47	5,000,000	3,723,652
5.65%, 3/16/52	6,300,000	5,529,485
3.75%, 3/23/71(b)(f)(g)(h)(i)	88,928,000	71,502,400
Burlington Northern Santa Fe LLC(j)
5.72%, 1/15/24	268,540	267,699
5.629%, 4/1/24	1,501,717	1,491,345
5.342%, 4/1/24	1,107,105	1,105,651
Cemex SAB de CV (Mexico)
4 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                 March 31, 2023
Debt Securities (continued)
	Par Value	Value
5.20%, 9/17/30(d)	$14,400,000	$13,282,503
3.875%, 7/11/31(d)	13,105,000	10,917,959
Charter Communications, Inc.
4.50%, 5/1/32	14,925,000	12,205,963
4.40%, 4/1/33	2,475,000	2,196,343
4.50%, 6/1/33(d)	12,105,000	9,745,130
4.25%, 1/15/34(d)	5,850,000	4,575,402
6.55%, 5/1/37	11,000,000	10,842,622
6.75%, 6/15/39	6,160,000	6,067,262
6.484%, 10/23/45	50,612,000	47,949,584
5.75%, 4/1/48	11,200,000	9,665,452
5.25%, 4/1/53	5,135,000	4,161,583
Coca-Cola Co.
3.45%, 3/25/30	6,400,000	6,152,686
Cox Enterprises, Inc.
3.85%, 2/1/25(d)	14,626,000	14,258,456
3.35%, 9/15/26(d)	14,932,000	14,203,638
3.50%, 8/15/27(d)	16,200,000	15,323,665
CVS Health Corp.
4.30%, 3/25/28	2,538,000	2,492,431
4.78%, 3/25/38	11,830,000	11,277,306
5.05%, 3/25/48	13,400,000	12,535,783
4.25%, 4/1/50	9,646,000	8,060,043
Dillard's, Inc.
7.75%, 7/15/26	50,000	51,670
7.75%, 5/15/27	540,000	564,136
7.00%, 12/1/28	15,135,000	15,421,258
Dow, Inc.
7.375%, 11/1/29	3,353,000	3,852,516
9.40%, 5/15/39	3,286,000	4,421,412
Elanco Animal Health, Inc.
6.022%, 8/28/23	2,500,000	2,478,125
6.65%, 8/28/28	13,000,000	12,278,110
Exxon Mobil Corp.
4.327%, 3/19/50	4,532,000	4,183,643
FedEx Corp.
4.25%, 5/15/30	3,575,000	3,486,807
5.25%, 5/15/50	4,100,000	4,015,938
Ford Motor Credit Co. LLC(j)
4.375%, 8/6/23	3,405,000	3,380,790
3.81%, 1/9/24	14,363,000	14,193,229
5.125%, 6/16/25	16,100,000	15,759,408
3.375%, 11/13/25	9,350,000	8,763,662
4.389%, 1/8/26	18,850,000	17,883,937
4.542%, 8/1/26	18,304,000	17,352,192
2.70%, 8/10/26	12,700,000	11,302,873
4.95%, 5/28/27	10,000,000	9,538,150
7.35%, 11/4/27	4,000,000	4,120,040
GE HealthCare Technologies, Inc.
5.857%, 3/15/30(d)	4,850,000	5,074,043
5.905%, 11/22/32(d)	14,575,000	15,519,799
HCA Healthcare, Inc.
3.125%, 3/15/27(d)	3,575,000	3,322,877
4.125%, 6/15/29	2,700,000	2,529,181
3.625%, 3/15/32(d)	13,325,000	11,746,394
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(d)	25,425,000	24,609,131
3.50%, 7/26/26(d)	7,800,000	7,306,080
6.125%, 7/27/27(d)	11,425,000	11,713,358
3.875%, 7/26/29(d)	21,150,000	19,004,495
Kinder Morgan, Inc.
4.80%, 2/1/33	4,120,000	3,975,083
5.50%, 3/1/44	17,002,000	15,976,038
5.40%, 9/1/44	11,019,000	10,205,526

	Par Value	Value
5.55%, 6/1/45	$9,600,000	$9,080,160
Macy's, Inc.
6.70%, 7/15/34(d)	2,539,000	2,101,023
Microchip Technology, Inc.
.983%, 9/1/24	19,714,000	18,609,064
Occidental Petroleum Corp.
2.90%, 8/15/24	3,075,000	2,985,902
Oracle Corp.
1.65%, 3/25/26	13,990,000	12,852,442
2.80%, 4/1/27	6,350,000	5,903,860
2.95%, 4/1/30	5,000,000	4,414,771
Philip Morris International, Inc.
5.625%, 11/17/29	2,150,000	2,246,460
5.75%, 11/17/32	2,575,000	2,702,228
5.375%, 2/15/33	6,050,000	6,180,623
Prosus NV(j) (China)
4.85%, 7/6/27(d)	14,200,000	13,616,579
3.68%, 1/21/30(d)	3,750,000	3,184,172
3.061%, 7/13/31(d)	38,650,000	30,439,746
4.193%, 1/19/32(d)	19,475,000	16,545,231
4.987%, 1/19/52(d)	27,829,000	20,779,398
TC Energy Corp. (Canada)
5.625%, 5/20/75(f)(h)	20,570,000	19,131,354
5.875%, 8/15/76(f)(h)	5,615,000	5,227,621
5.30%, 3/15/77(f)(h)	28,160,000	23,513,600
5.50%, 9/15/79(f)(h)	6,850,000	5,714,146
5.60%, 3/7/82(f)(h)	19,781,000	16,546,588
Telecom Italia SPA (Italy)
5.303%, 5/30/24(d)	29,287,000	28,701,260
7.20%, 7/18/36	11,596,000	10,491,249
7.721%, 6/4/38	8,212,000	7,602,877
The Cigna Group
4.125%, 11/15/25	10,000,000	9,837,277
4.50%, 2/25/26	4,000,000	3,980,872
7.875%, 5/15/27	17,587,000	19,693,984
4.375%, 10/15/28	5,211,000	5,134,759
The Williams Companies, Inc.
3.50%, 11/15/30	6,400,000	5,796,495
T-Mobile U.S., Inc.
2.25%, 2/15/26	6,800,000	6,324,413
3.375%, 4/15/29	6,500,000	5,925,968
3.875%, 4/15/30	13,475,000	12,643,777
3.50%, 4/15/31	14,625,000	13,150,339
5.20%, 1/15/33	8,500,000	8,669,318
4.375%, 4/15/40	2,675,000	2,397,388
4.50%, 4/15/50	1,775,000	1,545,834
3.40%, 10/15/52	13,745,000	9,894,578
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(d)	12,050,000	11,537,875
5.25%, 6/6/29(d)	2,594,000	2,391,720
Union Pacific Corp.
6.176%, 1/2/31	2,853,858	2,984,199
Verizon Communications, Inc.
4.272%, 1/15/36	11,847,000	10,989,603
3.55%, 3/22/51	5,225,000	3,986,456
VMware, Inc.
.60%, 8/15/23	4,050,000	3,973,750
1.40%, 8/15/26	19,765,000	17,482,069
4.65%, 5/15/27	14,137,000	13,918,599
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(f)(h)	20,525,000	20,432,022
		1,132,080,696
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 5

Portfolio of Investments (unaudited)
                 March 31, 2023
Debt Securities (continued)
	Par Value	Value
Utilities: 0.9%
Dominion Energy
5.75%, 10/1/54(f)(h)	$22,950,000	$21,583,530
Enel SPA (Italy)
5.00%, 6/15/32(d)	7,150,000	6,724,133
7.50%, 10/14/32(d)	5,800,000	6,461,879
6.80%, 9/15/37(d)	7,060,000	7,504,594
6.00%, 10/7/39(d)	4,447,000	4,383,190
8.75%, 9/24/73(d)(f)(h)	12,600,000	12,499,565
NextEra Energy, Inc.
4.255%, 9/1/24	6,625,000	6,562,869
6.051%, 3/1/25	3,375,000	3,433,394
4.625%, 7/15/27	10,075,000	10,047,872
The Southern Co.
5.113%, 8/1/27	11,900,000	11,925,178
4.00%, 1/15/51(f)(h)	19,036,000	17,464,337
3.75%, 9/15/51(f)(h)	19,900,000	16,692,916
		125,283,457
		2,114,779,615
Total Debt Securities (Cost $4,904,041,072)		$4,641,205,100
Short-Term Investments: 2.6%
	Par Value/ Shares	Value
Repurchase Agreements: 2.2%
Barclays Plc(k) 4.78%, dated 3/31/23, due 4/3/23, maturity value $100,039,833	$100,000,000	$100,000,000
Fixed Income Clearing Corporation(k) 2.20%, dated 3/31/23, due 4/3/23, maturity value $39,358,214	39,351,000	39,351,000
Fixed Income Clearing Corporation(k) 4.82%, dated 3/31/23, due 4/3/23, maturity value $6,002,410	6,000,000	6,000,000
Standard Chartered(k) 4.80%, dated 3/31/23, due 4/3/23, maturity value $150,060,000	150,000,000	150,000,000
		295,351,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	52,696,734	52,696,734
Total Short-Term Investments (Cost $348,047,734)		$348,047,734
Total Investments In Securities (Cost $11,578,318,925)	99.7%	$13,326,443,133
Other Assets Less Liabilities	0.3%	37,621,236
Net Assets	100.0%	$13,364,064,369
(a)	Non-income producing
(b)	The security is issued in Euro currency.
(c)	Inflation-linked
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(f)	Hybrid security: characteristics of both a debt and equity security.
(g)	Perpetual security: no stated maturity date.
(h)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(i)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(j)	Subsidiary. Security may be issued by parent company or one of its subsidiaries. (see below)
(k)
Repurchase agreements are collateralized by:
Barclays: U.S. Treasury Notes 0.75%-2.625%, 8/31/26-5/31/27. Total
collateral value is $102,040,650.
Fixed Income Clearing Corporation: U.S. Treasury Note 3.875%, 9/30/29.
U.S. Treasury Bill, 3/21/24. Total collateral value is $46,258,196.
Standard Chartered: U.S. Treasury Notes 2.625%-4.125%, 1/31/25-2/15/33.
Total collateral value is $153,061,294.

*	Rounds to 0.0%.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.
Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.
Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.
ADR: American Depositary Receipt
ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
NY Shs: New York Registry Shares
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Index— Short Position	(2,019)	6/16/23	$(417,705,862)	$(24,524,895)
Euro-Bund Future— Short Position	(289)	6/8/23	(42,575,037)	(1,633,408)
Ultra 10 Year U.S. Treasury Note Future— Short Position	(1,836)	6/21/23	(222,414,188)	(5,842,592)
$(32,000,895)
6 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                 March 31, 2023
Written Call Options Contracts
Common Stocks	Counterparty	Number of Shares	Notional Amount	Exercise Price	Expiration Date	Value
Microsoft Corp.	Citibank	(280,000)	$(80,724,000)	$360.00	6/16/23	$(114,420)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
EUR: Euro
Bank of America	6/14/23	USD	28,736,452	EUR	26,895,528	$(548,512)
Bank of America	6/14/23	USD	7,351,097	EUR	6,880,191	(140,339)
Citibank	6/14/23	USD	6,783,147	EUR	6,200,000	32,331
Morgan Stanley	9/13/23	USD	32,421,531	EUR	29,925,419	(304,806)
Unrealized gain on currency forward contracts						32,331
Unrealized loss on currency forward contracts						(993,657)
Net unrealized loss on currency forward contracts						$(961,326)
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 7

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security.
Debt securities, certain preferred stocks, and derivatives traded over-the-counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
◾ Level 1: Unadjusted quoted prices in active markets for identical securities
◾ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
◾ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2023:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$889,321,829	$—
Consumer Discretionary	584,427,750	—
Consumer Staples	493,832,402	—
Energy	711,377,178	—
Financials	2,102,257,909	93,554,428
Health Care	1,732,749,989	—
Industrials	558,208,136	—
Information Technology	775,244,099	—
Materials	240,031,111	—
Real Estate	27,396,783	—
Utilities	128,788,685	—
8 / Dodge & Cox Balanced Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Debt Securities
U.S. Treasury	$—	$157,811,191
Government-Related	—	171,030,085
Securitized	—	2,197,584,209
Corporate	—	2,114,779,615
Short-Term Investments
Repurchase Agreements	—	295,351,000
Money Market Fund	52,696,734	—
Total Securities	$8,296,332,605	$5,030,110,528
Other Investments
Futures Contracts
Depreciation	$(32,000,895)	$—
Currency Forward Contracts
Appreciation	—	32,331
Depreciation	—	(993,657)
Written Call Options Contracts	—	(114,420)
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox Balanced Fund / 9

DODGE & COX INCOME FUND
Portfolio of Investments (unaudited)
                 March 31, 2023
Debt Securities: 103.6%
	Par Value	Value
U.S. Treasury: 12.7%
U.S. Treasury Note/Bond
0.25%, 8/31/25	$350,000,000	$320,619,142
0.375%, 4/15/24	1,000,000,000	957,148,440
0.25%, 5/15/24	1,200,000,000	1,144,312,500
2.875%, 5/15/52	1,087,980,000	930,732,891
3.00%, 8/15/52	435,553,000	382,606,088
3.375%, 8/15/42	825,735,000	775,287,752
4.25%, 9/30/24	300,000,000	299,660,157
4.375%, 10/31/24	300,000,000	300,351,564
4.50%, 11/30/24	500,000,000	501,953,125
4.00%, 11/15/52	625,000,000	663,281,250
4.00%, 11/15/42	150,000,000	154,078,125
3.875%, 12/31/27	350,000,000	353,677,734
4.25%, 12/31/24	500,000,000	500,449,220
3.50%, 1/31/28	600,000,000	596,859,372
		7,881,017,360
Government-Related: 4.9%
Agency: 2.6%
Petroleo Brasileiro SA (Brazil)
5.093%, 1/15/30	56,998,000	52,979,641
7.25%, 3/17/44	18,915,000	18,292,011
6.90%, 3/19/49	154,599,000	138,978,535
6.75%, 6/3/50	103,465,000	91,359,595
Petroleos Mexicanos (Mexico)
6.70%, 2/16/32	581,531,000	462,905,887
6.625%, 6/15/35	189,761,000	138,378,636
6.50%, 6/2/41	45,052,000	30,050,666
6.375%, 1/23/45	135,151,000	85,358,877
6.75%, 9/21/47	66,966,000	43,531,978
6.35%, 2/12/48	47,663,000	29,312,745
7.69%, 1/23/50	774,085,000	546,262,774
6.95%, 1/28/60	31,851,000	20,588,856
		1,658,000,201
Local Authority: 2.0%
L.A. Unified School District GO
5.75%, 7/1/34	6,030,000	6,534,537
6.758%, 7/1/34	183,745,000	212,691,802
New Jersey Turnpike Authority RB
7.414%, 1/1/40	40,655,000	51,562,907
7.102%, 1/1/41	146,892,000	181,114,986
Regents of the UC Medical Center RB
4.563%, 5/15/53	98,330,000	90,161,638
State of California GO
7.50%, 4/1/34	80,226,000	100,253,611
7.30%, 10/1/39	183,965,000	228,270,763
State of Illinois GO
5.10%, 6/1/33	356,600,000	355,731,857
		1,226,322,101
Sovereign: 0.3%
Colombia Government (Colombia)
5.625%, 2/26/44	106,025,000	80,075,331
5.00%, 6/15/45	77,700,000	54,212,629
5.20%, 5/15/49	48,525,000	33,803,184
		168,091,144
		3,052,413,446
Securitized: 45.9%
Asset-Backed: 5.7%
Federal Agency: 0.0%*
Small Business Admin. - 504 Program
Series 2003-20G 1, 4.35%, 7/1/23	1,097	1,093
Series 2004-20L 1, 4.87%, 12/1/24	81,420	80,932

	Par Value	Value
Series 2005-20B 1, 4.625%, 2/1/25	$178,321	$174,485
Series 2005-20D 1, 5.11%, 4/1/25	6,426	6,320
Series 2005-20E 1, 4.84%, 5/1/25	309,789	305,585
Series 2005-20G 1, 4.75%, 7/1/25	331,887	327,745
Series 2005-20H 1, 5.11%, 8/1/25	3,485	3,456
Series 2005-20I 1, 4.76%, 9/1/25	431,187	419,626
Series 2006-20A 1, 5.21%, 1/1/26	371,657	367,669
Series 2006-20B 1, 5.35%, 2/1/26	117,316	115,967
Series 2006-20C 1, 5.57%, 3/1/26	478,598	474,387
Series 2006-20G 1, 6.07%, 7/1/26	834,370	829,395
Series 2006-20H 1, 5.70%, 8/1/26	8,814	8,805
Series 2006-20I 1, 5.54%, 9/1/26	13,926	13,957
Series 2006-20J 1, 5.37%, 10/1/26	397,050	398,631
Series 2006-20L 1, 5.12%, 12/1/26	404,317	403,595
Series 2007-20A 1, 5.32%, 1/1/27	808,636	807,101
Series 2007-20C 1, 5.23%, 3/1/27	1,250,362	1,244,721
Series 2007-20D 1, 5.32%, 4/1/27	1,093,779	1,080,574
Series 2007-20G 1, 5.82%, 7/1/27	971,935	970,658
		8,034,702
Other: 0.7%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(a)	146,793,709	148,078,155
9.75%, 1/6/27(a)	146,465,545	151,225,675
8.20%, 4/6/28(a)	171,537,509	172,824,040
		472,127,870
Student Loan: 5.0%
Navient Student Loan Trust
USD LIBOR 1-Month
+0.60%, 5.445%, 5/27/49	18,976,433	18,027,877
+1.25%, 6.095%, 6/25/65(a)	225,342,618	222,217,251
+1.15%, 5.995%, 3/25/66(a)	201,160,491	198,229,824
+1.30%, 6.145%, 3/25/66(a)	150,374,379	149,368,494
+0.80%, 5.645%, 7/26/66(a)	264,713,262	257,117,262
+1.05%, 5.895%, 7/26/66(a)	298,102,831	295,276,727
+1.15%, 5.995%, 7/26/66(a)	220,714,403	217,762,966
+1.00%, 5.845%, 9/27/66(a)	116,649,163	114,463,064
+1.05%, 5.895%, 12/27/66(a)	158,597,541	155,092,900
+0.72%, 5.565%, 3/25/67(a)	93,407,789	90,773,969
+0.80%, 5.645%, 3/25/67(a)	137,973,000	134,159,468
+0.68%, 5.525%, 6/27/67(a)	158,341,714	152,040,632
+1.00%, 5.845%, 2/27/68(a)	80,572,003	79,155,362
+0.83%, 5.675%, 7/25/68(a)	52,211,580	50,727,868
+0.81%, 5.655%, 7/25/68(a)	57,897,758	56,275,995
+1.05%, 5.895%, 6/25/69(a)	35,183,752	34,741,359
+0.90%, 1.04%, 8/26/69(a)	51,928,236	50,603,204
+0.60%, 5.445%, 12/26/69(a)	52,997,438	50,905,051
+0.70%, 5.545%, 2/25/70(a)	166,281,658	163,664,534
+0.55%, 0.70%, 2/25/70(a)	72,653,476	70,363,984
Navient Student Loan Trust (Private Loans)
Series 2017-A A2A, 2.88%, 12/16/58(a)	3,732,728	3,669,937
SLM Student Loan Trust
USD LIBOR 1-Month
+1.20%, 6.045%, 10/25/34	18,943,858	18,932,499
USD LIBOR 3-Month
+0.63%, 5.448%, 1/25/40(a)	85,853,420	82,594,158
+0.17%, 4.988%, 7/25/40	13,066,509	12,349,883
+0.49%, 5.308%, 4/27/43	50,769,255	47,421,434
+0.55%, 5.368%, 10/25/64(a)	45,184,420	44,128,126
+0.55%, 5.368%, 10/25/64(a)	20,247,062	19,756,915
SMB Private Education Loan Trust (Private Loans)
1 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                 March 31, 2023
Debt Securities (continued)
	Par Value	Value
Series 2017-A A2A, 2.88%, 9/15/34(a)	$7,059,619	$6,752,358
Series 2017-B A2A, 2.82%, 10/15/35(a)	9,254,342	8,847,886
Series 2018-A A2A, 3.50%, 2/15/36(a)	40,035,156	38,068,645
Series 2018-B A2A, 3.60%, 1/15/37(a)	29,354,561	28,308,599
Series 2021-A APT2, 1.07%, 1/15/53(a)	32,759,423	28,199,505
Series 2022-D A1A, 5.37%, 10/15/58(a)	191,858,715	191,264,644
		3,091,262,380
		3,571,424,952
CMBS: 0.5%
Agency CMBS: 0.5%
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.344%, 3/25/26(b)	109,271,480	3,773,264
Series K056 X1, 1.242%, 5/25/26(b)	36,212,360	1,140,324
Series K062 X1, 0.291%, 12/25/26(b)	299,983,377	2,955,166
Series K064 X1, 0.602%, 3/25/27(b)	378,167,327	7,617,009
Series K065 X1, 0.667%, 4/25/27(b)	456,749,823	10,335,609
Series K066 X1, 0.748%, 6/25/27(b)	368,104,246	9,578,735
Series K067 X1, 0.574%, 7/25/27(b)	463,001,314	9,573,895
Series K069 X1, 0.348%, 9/25/27(b)	92,417,186	1,284,433
Series K070 X1, 0.327%, 11/25/27(b)	194,520,207	2,561,364
Series K071 X1, 0.287%, 11/25/27(b)	251,235,765	2,818,112
Series K089 X1, 0.541%, 1/25/29(b)	513,966,936	13,947,058
Series K091 X1, 0.561%, 3/25/29(b)	256,148,696	7,280,258
Series K092 X1, 0.712%, 4/25/29(b)	483,157,391	17,267,031
Series K093 X1, 0.952%, 5/25/29(b)	230,676,714	10,727,805
Series K094 X1, 0.88%, 6/25/29(b)	319,791,218	14,252,039
Series K095 X1, 0.95%, 6/25/29(b)	222,760,695	10,560,594
Series K096 X1, 1.127%, 7/25/29(b)	541,896,098	30,788,260
Series K097 X1, 1.091%, 7/25/29(b)	243,134,123	13,586,772
Series K098 X1, 1.144%, 8/25/29(b)	468,942,307	27,551,674
Series K099 X1, 0.884%, 9/25/29(b)	510,905,970	23,473,932
Series K101 X1, 0.835%, 10/25/29(b)	196,400,886	8,680,055
Series K102 X1, 0.824%, 10/25/29(b)	547,968,057	23,867,242
Series K152 X1, 0.957%, 1/25/31(b)	121,300,557	6,562,057
Series K154 X1, 0.297%, 11/25/32(b)	362,630,646	7,406,731
Series K-1511 X1, 0.776%, 3/25/34(b)	174,196,156	9,868,369
		277,457,788
		277,457,788
Mortgage-Related: 39.7%
Federal Agency CMO & REMIC: 7.0%
Dept. of Veterans Affairs
Series 1995-2D 4A, 9.293%, 5/15/25	9,723	9,927
Series 1997-2 Z, 7.50%, 6/15/27	1,937,229	1,990,818
Series 1998-2 2A, 8.605%, 8/15/27(b)	1,870	1,894
Series 1998-1 1A, 8.293%, 3/15/28(b)	17,675	17,853
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	70,027	71,642
Trust 1998-58 PC, 6.50%, 10/25/28	417,485	427,760
Trust 2001-69 PQ, 6.00%, 12/25/31	563,192	583,856
Trust 2002-33 A1, 7.00%, 6/25/32	939,453	970,483
Trust 2002-69 Z, 5.50%, 10/25/32	83,710	85,436
Trust 2008-24 GD, 6.50%, 3/25/37	271,882	276,960
Trust 2007-47 PE, 5.00%, 5/25/37	717,336	713,077
Trust 2009-30 AG, 6.50%, 5/25/39	2,680,629	2,794,334
Trust 2009-40 TB, 6.00%, 6/25/39	1,181,119	1,260,966
Trust 2001-T3 A1, 7.50%, 11/25/40	44,907	45,545
Trust 2010-123 WT, 7.00%, 11/25/40	10,627,998	11,272,290
Trust 2001-T7 A1, 7.50%, 2/25/41	55,968	60,128
Trust 2001-T5 A2, 6.972%, 6/19/41(b)	21,486	22,264

	Par Value	Value
Trust 2001-T5 A3, 7.50%, 6/19/41(b)	$118,146	$122,133
Trust 2001-T4 A1, 7.50%, 7/25/41	827,564	846,880
Trust 2011-58 AT, 4.00%, 7/25/41	3,276,328	3,209,286
Trust 2001-T10 A1, 7.00%, 12/25/41	822,459	847,110
Trust 2013-106 MA, 4.00%, 2/25/42	9,173,990	8,881,451
Trust 2002-W6 2A1, 7.00%, 6/25/42(b)	1,094,717	1,072,983
Trust 2002-W8 A2, 7.00%, 6/25/42	729,399	773,192
Trust 2002-90 A1, 6.50%, 6/25/42	2,125,780	2,220,955
Trust 2002-T16 A3, 7.50%, 7/25/42	1,829,608	1,974,624
Trust 2003-W2 1A2, 7.00%, 7/25/42	3,656,853	3,862,014
Trust 2003-W4 3A, 5.055%, 10/25/42(b)	970,592	993,874
Trust 2012-121 NB, 7.00%, 11/25/42	374,739	402,781
Trust 2003-W1 2A, 5.254%, 12/25/42(b)	1,291,376	1,260,729
Trust 2003-7 A1, 6.50%, 12/25/42	1,761,024	1,817,606
Trust 2004-T1 1A2, 6.50%, 1/25/44	659,522	682,341
Trust 2004-W2 2A2, 7.00%, 2/25/44	76,185	79,869
Trust 2004-W2 5A, 7.50%, 3/25/44	1,248,920	1,314,815
Trust 2004-W8 3A, 7.50%, 6/25/44	929,688	963,822
Trust 2004-W15 1A2, 6.50%, 8/25/44	302,011	311,396
Trust 2005-W1 1A3, 7.00%, 10/25/44	3,004,103	3,058,300
Trust 2001-79 BA, 7.00%, 3/25/45	210,836	217,537
Trust 2006-W1 1A1, 6.50%, 12/25/45	135,060	140,042
Trust 2006-W1 1A2, 7.00%, 12/25/45	886,184	933,509
Trust 2006-W1 1A3, 7.50%, 12/25/45	14,988	15,711
Trust 2006-W1 1A4, 8.00%, 12/25/45	974,265	1,026,641
Trust 2007-W10 1A, 6.159%, 8/25/47(b)	3,084,265	3,107,844
Trust 2007-W10 2A, 6.299%, 8/25/47(b)	926,181	931,704
USD LIBOR 1-Month
+0.55%, 5.395%, 9/25/43	10,461,395	10,242,034
+0.40%, 5.245%, 7/25/44	784,623	748,694
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	44,190	46,469
Series 3312 AB, 6.50%, 6/15/32	982,073	1,027,867
Series T-41 2A, 4.76%, 7/25/32(b)	107,598	105,974
Series 2587 ZU, 5.50%, 3/15/33	1,255,539	1,273,227
Series 2610 UA, 4.00%, 5/15/33	657,964	640,465
Series T-48 1A, 4.412%, 7/25/33(b)	1,415,864	1,363,681
Series 2708 ZD, 5.50%, 11/15/33	4,787,414	4,899,098
Series 3204 ZM, 5.00%, 8/15/34	2,335,153	2,347,248
Series 3330 GZ, 5.50%, 6/15/37	296,282	296,903
Series 3427 Z, 5.00%, 3/15/38	1,127,682	1,143,959
Series T-51 1A, 6.50%, 9/25/43(b)	36,589	37,048
Series 4283 DW, 4.50%, 12/15/43(b)	21,555,586	21,563,295
Series 4283 EW, 4.50%, 12/15/43(b)	13,375,857	13,311,405
Series 4281 BC, 4.50%, 12/15/43(b)	36,873,517	36,911,652
Series 4319 MA, 4.50%, 3/15/44(b)	7,186,019	7,193,789
Ginnie Mae
United States 30 Day Average SOFR
+0.55%, Series 2022-H04 FG, 5.109%, 2/20/67	34,408,734	34,107,087
+0.50%, Series 2022-H04 GF, 5.059%, 2/20/67	33,999,467	33,657,099
+0.50%, Series 2022-H07 FB, 5.059%, 1/20/68	100,551,720	98,884,733
+0.30%, Series 2022-H06 FA, 4.859%, 2/20/68	118,136,160	115,634,639
+0.50%, Series 2022-H07 AF, 5.059%, 2/20/68	41,870,545	41,193,276
+0.50%, Series 2022-H07 BF, 5.059%, 2/20/68	150,150,050	147,713,460
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 2

Portfolio of Investments (unaudited)
                 March 31, 2023
Debt Securities (continued)
	Par Value	Value
+0.50%, Series 2022-H07 FH, 5.059%, 6/20/68	$7,472,858	$7,323,518
+0.41%, Series 2022-H06 FC, 4.969%, 8/20/68	70,148,314	68,504,886
+1.30%, Series 2023-H08 EF, 4.353%, 7/20/71	74,657,124	74,526,847
+1.02%, Series 2023-H08 FE, 5.42%, 8/20/71	40,225,317	40,500,981
+1%, Series 2022-H20 FB, 5.559%, 8/20/71	44,802,133	44,321,684
+0.70%, Series 2021-H17 FA, 5.259%, 11/20/71	36,030,296	35,494,068
+0.82%, Series 2021-H19 FM, 5.379%, 12/20/71	40,129,008	39,671,176
+0.80%, Series 2022-H08 FL, 4.183%, 12/20/71	107,067,137	105,510,970
+0.80%, Series 2022-H02 FC, 5.359%, 1/20/72	121,966,797	121,408,006
+0.35%, Series 2022-H01 FA, 4.909%, 1/20/72	48,570,261	46,945,406
+0.82%, Series 2022-H04 HF, 5.379%, 2/20/72	195,068,341	192,962,091
+0.75%, Series 2022-H07 F, 5.309%, 2/20/72	42,396,843	42,098,708
+0.75%, Series 2022-H08 FE, 5.176%, 3/20/72	52,284,047	51,604,752
+0.74%, Series 2022-H09 FC, 5.299%, 4/20/72	65,211,385	64,290,313
+1%, Series 2022-H11 FG, 5.559%, 4/20/72	17,882,909	17,928,991
+0.95%, Series 2022-H10 FA, 5.509%, 5/20/72	101,539,614	101,801,454
+0.95%, Series 2022-H11 AF, 5.509%, 5/20/72	19,202,241	19,146,990
+0.90%, Series 2022-H11 F, 5.459%, 5/20/72	182,607,098	181,587,566
+0.97%, Series 2022-H11 EF, 5.529%, 5/20/72	46,401,452	46,453,055
+0.95%, Series 2022-H12 FA, 5.509%, 6/20/72	244,894,044	244,175,819
+1.10%, Series 2022-H23 FA, 5.659%, 10/20/72	235,393,018	236,803,564
+1.63%, Series 2023-H08 FG, 4.153%, 2/20/73	38,627,025	39,075,408
+1.10%, Series 2023-H08 FD, 5.50%, 3/20/73	138,000,000	139,445,412
USD LIBOR 1-Month
+0.65%, 5.216%, 10/20/64	4,561,280	4,498,714
+0.63%, 5.196%, 4/20/65	6,639,202	6,572,878
+0.60%, 5.166%, 7/20/65	4,112,111	4,069,877
+0.60%, 5.166%, 8/20/65	4,037,175	3,989,774
+0.62%, 5.186%, 9/20/65	906,127	894,375
+0.75%, 5.316%, 11/20/65	17,191,302	17,010,506
+0.90%, 5.466%, 3/20/66	10,514,813	10,433,035
+0.90%, 5.466%, 4/20/66	12,316,499	12,260,188
+0.78%, 5.346%, 9/20/66	5,659,617	5,619,274
+0.75%, 5.316%, 10/20/66	28,867,339	28,813,579
+0.80%, 5.366%, 11/20/66	13,432,410	13,317,311
+0.81%, 5.376%, 12/20/66	7,487,812	7,437,655
+0.57%, 5.136%, 9/20/67	17,665,051	17,533,861
+0.50%, 5.066%, 6/20/68	22,860,866	22,520,127
+0.50%, 5.066%, 11/20/68	21,022,413	20,695,958
+0.60%, 5.166%, 9/20/69	21,579,317	21,006,859
+0.60%, 5.166%, 11/20/69	17,700,441	17,287,072

	Par Value	Value
+0.65%, 5.216%, 11/20/69	$22,403,717	$22,006,691
+0.65%, 5.216%, 11/20/69	65,715,329	63,866,921
+0.65%, 5.216%, 11/20/69	13,488,702	13,111,951
+0.55%, 5.116%, 3/20/70	68,921,563	66,541,350
+0.85%, 5.416%, 9/20/71	6,799,957	6,693,474
USD LIBOR 12-Month
+0.30%, 4.008%, 9/20/66	9,870,988	9,750,611
+0.28%, 3.848%, 12/20/66	17,457,051	17,315,569
+0.30%, 4.313%, 1/20/67	55,964,096	55,523,927
+0.31%, 4.341%, 1/20/67	21,894,866	21,725,544
+0.30%, 5.729%, 1/20/67	57,778,067	57,404,278
+0.25%, 5.576%, 2/20/67	9,308,311	9,190,928
+0.20%, 5.526%, 3/20/67	2,093,010	2,074,527
+0.30%, 1.518%, 4/20/67	13,894,482	13,782,372
+0.20%, 2.372%, 5/20/67	22,974,646	22,690,857
+0.30%, 2.472%, 5/20/67	11,414,309	11,301,939
+0.20%, 2.829%, 6/20/67	54,711,389	53,923,715
+0.30%, 2.929%, 6/20/67	12,465,385	12,336,915
+0.20%, 3.764%, 8/20/67	13,204,272	13,017,929
+0.27%, 3.978%, 9/20/67	37,557,448	37,031,873
+0.25%, 3.958%, 9/20/67	13,204,997	13,024,239
+0.25%, 4.123%, 10/20/67	26,797,926	26,435,420
+0.23%, 4.439%, 10/20/67	89,666,750	88,409,720
+0.23%, 4.439%, 10/20/67	43,125,887	42,522,491
+0.22%, 3.841%, 10/20/67	18,520,350	18,278,144
+0.20%, 3.933%, 11/20/67	10,031,004	9,913,281
+0.22%, 5.001%, 11/20/67	12,911,125	12,762,105
+0.22%, 5.001%, 11/20/67	75,844,839	74,831,560
+0.06%, 4.642%, 12/20/67	30,178,380	29,634,892
+0.18%, 3.559%, 12/20/67	19,461,734	19,173,490
+0.16%, 3.708%, 12/20/67	17,455,000	17,170,509
+0.15%, 4.707%, 12/20/67	21,741,770	21,420,366
+0.15%, 4.435%, 1/20/68	9,408,880	9,256,429
+0.08%, 5.562%, 1/20/68	26,463,987	26,158,820
+0.06%, 5.542%, 1/20/68	57,252,866	56,292,987
+0.10%, 5.582%, 2/20/68	41,422,719	40,315,685
+0.15%, 3.016%, 2/20/68	19,482,473	19,151,396
+0.10%, 5.582%, 2/20/68	26,029,489	25,474,805
+0.04%, 5.366%, 2/20/68	29,909,201	29,410,172
+0.07%, 5.396%, 2/20/68	29,027,821	28,562,673
+0.05%, 2.825%, 2/20/68	15,224,895	14,946,526
+0.05%, 5.376%, 2/20/68	2,136,453	2,103,151
+0.06%, 5.386%, 3/20/68	7,797,509	7,574,872
+0.05%, 1.268%, 3/20/68	33,075,384	32,661,522
+0.03%, 1.248%, 3/20/68	9,598,790	9,420,583
+0.04%, 5.366%, 3/20/68	48,673,621	47,937,535
+0.04%, 5.366%, 3/20/68	16,731,055	16,265,030
+0.02%, 1.238%, 4/20/68	12,471,567	12,067,572
+0.05%, 1.268%, 4/20/68	21,605,407	20,972,975
+0.05%, 1.268%, 4/20/68	22,439,836	21,753,199
+0.04%, 2.212%, 5/20/68	21,794,986	21,182,479
+0.15%, 2.779%, 6/20/68	19,878,557	19,377,759
+0.25%, 3.025%, 7/20/68	20,822,312	20,333,866
+0.12%, 3.828%, 8/20/68	19,332,882	18,976,960
+0.10%, 4.309%, 10/20/68	35,928,835	35,128,721
+0.22%, 2.519%, 11/20/68	16,660,351	16,198,220
+0.30%, 5.081%, 11/20/68	20,948,042	20,736,939
+0.40%, 5.726%, 2/20/69	16,801,305	16,677,954
+0.40%, 3.641%, 10/20/69	10,459,881	10,335,937
+0.40%, 3.772%, 10/20/69	17,091,187	16,886,807
+0.50%, 5.281%, 11/20/69	34,180,522	33,741,504
		4,344,330,858
Federal Agency Mortgage Pass-Through: 32.7%
Fannie Mae, 15 Year
3 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                 March 31, 2023
Debt Securities (continued)
	Par Value	Value
5.50%, 5/1/23 - 7/1/25	$745,733	$743,483
5.00%, 9/1/25	436,300	439,269
4.00%, 9/1/25 - 11/1/33	142,001,516	139,798,356
3.50%, 9/1/28 - 12/1/29	20,431,162	19,921,535
4.50%, 3/1/29	2,011,656	2,016,969
Fannie Mae, 20 Year
4.50%, 3/1/29 - 1/1/34	115,520,420	115,460,845
4.00%, 9/1/30 - 3/1/37	565,351,881	551,841,892
3.50%, 11/1/35 - 4/1/37	84,836,988	81,818,530
Fannie Mae, 30 Year
6.00%, 11/1/28 - 2/1/39	36,678,780	38,149,290
7.00%, 4/1/32 - 2/1/39	3,198,219	3,445,057
6.50%, 12/1/32 - 8/1/39	14,765,729	15,522,760
5.50%, 2/1/33 - 11/1/39	53,477,081	55,172,405
4.50%, 11/1/35 - 11/1/48	562,831,105	562,944,141
5.00%, 7/1/37 - 3/1/49	34,931,825	35,461,302
4.00%, 10/1/40 - 2/1/47	133,712,362	130,337,272
3.50%, 3/1/50 - 7/1/52	1,552,407,651	1,449,977,257
2.50%, 6/1/50 - 8/1/51	2,141,132,052	1,863,657,307
2.00%, 6/1/50 - 2/1/51	2,426,120,072	2,016,297,392
3.50%, 1/1/51	745,587,118	700,538,767
3.00%, 4/1/52 - 5/1/52	236,430,848	213,596,189
3.50%, 5/1/52	2,129,248,305	1,978,904,915
Fannie Mae, 40 Year
4.50%, 1/1/52 - 6/1/56	60,951,270	60,094,379
Fannie Mae, Hybrid ARM
3.942%, 10/1/33(b)	485,361	494,797
3.763%, 7/1/34(b)	437,183	431,629
3.646%, 8/1/34(b)	584,694	582,439
4.143%, 8/1/34(b)	23,270	23,122
4.078%, 9/1/34(b)	568,778	575,585
3.62%, 10/1/34(b)	314,330	309,623
4.192%, 1/1/35(b)	386,445	378,930
3.134%, 1/1/35(b)	310,460	303,339
2.174%, 4/1/35(b)	451,383	443,577
3.346%, 6/1/35(b)	175,056	170,910
3.851%, 7/1/35(b)	475,504	483,627
3.47%, 7/1/35(b)	164,312	162,312
3.761%, 7/1/35(b)	56,941	55,778
3.621%, 7/1/35(b)	137,540	134,756
4.004%, 8/1/35(b)	354,199	352,600
3.664%, 8/1/35(b)	910,801	908,390
3.557%, 8/1/35(b)	249,971	246,257
4.017%, 9/1/35(b)	346,707	341,819
3.801%, 10/1/35(b)	474,888	468,912
3.998%, 10/1/35(b)	181,146	178,408
3.662%, 11/1/35(b)	365,094	364,226
3.874%, 12/1/35(b)	46,551	45,583
3.813%, 1/1/36 - 12/1/44(b)	4,706,740	4,726,250
3.869%, 1/1/36(b)	590,724	583,058
4.395%, 1/1/36(b)	2,868,221	2,918,526
3.652%, 11/1/36(b)	486,832	482,745
3.544%, 12/1/36(b)	422,761	429,501
4.25%, 12/1/36(b)	196,876	194,018
3.815%, 1/1/37 - 10/1/44(b)	1,516,428	1,502,619
4.339%, 2/1/37(b)	675,140	668,173
3.35%, 4/1/37 - 4/1/46(b)	3,471,712	3,544,947
3.994%, 8/1/37(b)	64,520	63,617
3.728%, 11/1/37(b)	216,704	212,466
3.453%, 5/1/38(b)	926,640	916,919
3.77%, 5/1/38(b)	31,535,504	31,903,690
4.131%, 9/1/38(b)	95,072	93,656
3.816%, 10/1/38(b)	1,047,222	1,058,782
3.976%, 10/1/38(b)	182,021	178,927

	Par Value	Value
3.909%, 10/1/38 - 2/1/45(b)	$3,078,031	$3,073,368
3.807%, 6/1/39(b)	97,542	96,286
4.028%, 12/1/39(b)	402,331	396,554
3.023%, 4/1/42(b)	1,386,386	1,396,135
3.92%, 9/1/42(b)	804,963	796,267
3.937%, 11/1/42(b)	1,094,548	1,103,431
6.282%, 12/1/42(b)	2,680,306	2,722,206
3.854%, 2/1/43(b)	1,760,542	1,768,391
4.001%, 2/1/43(b)	648,044	645,550
2.341%, 5/1/43(b)	1,003,010	1,019,945
3.22%, 6/1/43(b)	191,955	187,622
3.72%, 9/1/43(b)	185,538	181,396
3.81%, 9/1/43 - 12/1/43(b)	2,613,448	2,625,035
3.267%, 9/1/43(b)	418,730	423,955
3.764%, 10/1/43 - 8/1/44(b)	7,737,901	7,789,451
3.776%, 11/1/43(b)	2,612,516	2,613,190
2.848%, 11/1/43(b)	4,200,810	4,248,612
4.05%, 2/1/44(b)	90,522	88,761
4.022%, 2/1/44(b)	1,488,855	1,492,840
3.946%, 2/1/44(b)	1,149,473	1,152,013
2.763%, 4/1/44(b)	1,418,591	1,424,424
3.289%, 4/1/44(b)	911,932	897,521
2.635%, 4/1/44(b)	1,199,598	1,207,264
3.089%, 4/1/44(b)	3,637,608	3,634,411
3.773%, 4/1/44(b)	4,432,623	4,484,371
2.98%, 5/1/44(b)	1,438,707	1,439,593
3.743%, 5/1/44(b)	5,893,379	5,907,707
3.735%, 7/1/44(b)	429,898	428,128
3.579%, 7/1/44(b)	1,962,661	1,983,914
3.496%, 7/1/44(b)	2,528,369	2,552,348
3.84%, 7/1/44 - 12/1/44(b)	4,948,958	4,961,202
3.83%, 7/1/44 - 12/1/44(b)	13,353,539	13,440,496
3.783%, 8/1/44(b)	4,480,648	4,523,344
3.904%, 9/1/44(b)	2,072,127	2,097,567
3.911%, 9/1/44(b)	4,356,442	4,406,261
3.819%, 10/1/44(b)	2,451,637	2,469,264
3.827%, 10/1/44(b)	1,956,948	1,973,481
3.825%, 10/1/44(b)	4,724,757	4,764,165
3.805%, 10/1/44(b)	1,586,421	1,598,561
3.861%, 10/1/44(b)	1,359,323	1,372,563
3.85%, 10/1/44 - 12/1/44(b)	9,238,518	9,304,299
3.82%, 10/1/44(b)	834,762	823,873
3.821%, 11/1/44(b)	1,855,380	1,866,615
3.818%, 11/1/44(b)	2,949,462	2,970,719
3.812%, 11/1/44(b)	3,317,037	3,339,811
3.836%, 1/1/45(b)	1,510,052	1,514,979
3.018%, 3/1/45(b)	23,943,821	24,131,981
4.09%, 3/1/45(b)	1,196,810	1,200,642
3.943%, 4/1/45(b)	6,567,002	6,583,690
3.044%, 4/1/45(b)	761,709	753,250
4.132%, 8/1/45(b)	1,741,486	1,760,336
3.553%, 8/1/45(b)	1,373,468	1,390,537
5.136%, 10/1/45(b)	3,648,629	3,735,462
5.241%, 11/1/45(b)	3,289,546	3,368,135
2.735%, 3/1/46(b)	215,307	212,881
3.395%, 4/1/46(b)	6,986,076	7,025,250
5.325%, 4/1/46(b)	1,232,041	1,269,242
2.947%, 4/1/46(b)	462,781	457,563
2.653%, 4/1/46(b)	1,050,869	1,075,671
2.812%, 5/1/46(b)	1,488,337	1,488,906
4.256%, 6/1/46(b)	578,653	594,805
2.449%, 6/1/46(b)	656,761	652,465
3.474%, 7/1/46(b)	498,585	508,865
2.258%, 12/1/46(b)	2,585,533	2,578,226
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 4

Portfolio of Investments (unaudited)
                 March 31, 2023
Debt Securities (continued)
	Par Value	Value
2.966%, 6/1/47(b)	$2,878,182	$2,866,467
3.133%, 6/1/47(b)	3,558,999	3,484,536
3.146%, 7/1/47 - 8/1/47(b)	5,679,575	5,559,324
3.098%, 7/1/47(b)	1,181,909	1,155,856
2.946%, 8/1/47(b)	1,038,896	1,009,781
3.212%, 8/1/47(b)	1,446,425	1,410,709
4.496%, 8/1/47(b)	3,949,623	3,975,917
2.987%, 10/1/47(b)	968,178	934,434
2.86%, 10/1/47(b)	1,395,005	1,354,527
2.951%, 11/1/47(b)	1,257,195	1,219,954
2.923%, 11/1/47(b)	2,198,696	2,117,399
3.268%, 1/1/48(b)	620,292	606,209
3.158%, 1/1/48(b)	835,021	808,653
3.13%, 3/1/48(b)	2,200,669	2,155,827
3.096%, 4/1/48(b)	1,051,045	1,025,617
3.145%, 5/1/48(b)	13,746,223	13,420,732
3.445%, 8/1/48(b)	1,005,038	982,824
3.347%, 10/1/48(b)	2,464,485	2,412,170
3.65%, 11/1/48(b)	1,357,931	1,334,821
3.309%, 4/1/49(b)	1,523,343	1,487,913
3.713%, 8/1/49(b)	7,145,293	7,027,037
3.628%, 8/1/49(b)	13,102,548	12,622,884
3.606%, 8/1/49(b)	3,148,551	3,089,581
3.361%, 9/1/49(b)	11,845,529	11,278,283
3.391%, 9/1/49(b)	16,459,717	16,143,350
3.342%, 10/1/49(b)	1,894,235	1,845,152
2.722%, 1/1/50(b)	3,083,245	2,952,292
2.166%, 12/1/50(b)	28,119,637	25,311,747
2.047%, 5/1/52(b)	160,158,185	142,191,819
Freddie Mac, Hybrid ARM
4.029%, 9/1/33(b)	1,476,839	1,487,820
4.375%, 2/1/34 - 11/1/34(b)	1,591,162	1,604,199
4.019%, 8/1/34(b)	241,273	243,606
3.913%, 1/1/35(b)	93,810	91,959
4.475%, 2/1/35(b)	273,378	278,046
3.828%, 3/1/35(b)	304,514	307,283
3.125%, 4/1/35(b)	79,072	77,971
3.821%, 8/1/35(b)	313,475	312,519
4.12%, 8/1/35(b)	742,733	740,098
4.084%, 9/1/35(b)	390,755	383,700
3.875%, 10/1/35 - 11/1/44(b)	2,607,811	2,614,104
4.37%, 1/1/36(b)	809,257	827,407
3.79%, 1/1/36(b)	668,558	670,752
3.688%, 1/1/36(b)	340,025	341,234
3.408%, 4/1/36(b)	834,359	842,232
3.468%, 8/1/36(b)	580,477	578,022
3.965%, 12/1/36(b)	299,508	295,339
4.064%, 1/1/37(b)	409,675	401,753
3.979%, 3/1/37(b)	733,550	718,532
2.976%, 4/1/37(b)	420,561	410,549
2.818%, 4/1/37(b)	412,628	412,883
3.00%, 5/1/37(b)	133,229	130,161
3.695%, 7/1/37(b)	1,248,815	1,261,674
4.374%, 1/1/38(b)	132,514	129,999
3.568%, 2/1/38(b)	186,910	183,834
3.124%, 4/1/38(b)	610,138	598,021
3.668%, 4/1/38(b)	1,181,256	1,196,828
3.309%, 5/1/38(b)	122,567	120,235
3.959%, 6/1/38(b)	423,476	416,917
3.802%, 10/1/38(b)	111,214	108,688
3.901%, 10/1/38(b)	825,589	817,663
3.462%, 11/1/39(b)	377,492	372,485
4.005%, 7/1/43(b)	425,818	429,760
3.987%, 8/1/43(b)	4,124,844	4,117,885

	Par Value	Value
3.89%, 10/1/43(b)	$435,734	$438,953
3.91%, 1/1/44(b)	1,247,268	1,248,460
3.971%, 1/1/44(b)	1,231,210	1,229,824
3.96%, 2/1/44(b)	2,283,549	2,281,464
3.518%, 4/1/44(b)	835,036	835,581
2.40%, 4/1/44(b)	1,186,268	1,181,966
3.503%, 5/1/44(b)	20,752,102	20,758,041
3.476%, 6/1/44(b)	2,925,884	2,935,817
3.381%, 6/1/44(b)	924,004	928,275
3.779%, 7/1/44(b)	869,930	864,255
3.684%, 7/1/44(b)	480,127	477,407
3.619%, 8/1/44(b)	1,292,999	1,300,184
3.646%, 8/1/44(b)	1,662,152	1,667,368
3.86%, 8/1/44 - 11/1/44(b)	6,978,498	6,998,040
3.873%, 9/1/44(b)	1,220,207	1,230,248
3.87%, 9/1/44 - 12/1/44(b)	11,200,274	11,225,853
3.88%, 10/1/44 - 1/1/45(b)	19,693,529	19,732,987
3.773%, 11/1/44(b)	1,057,693	1,065,312
3.867%, 11/1/44(b)	1,773,983	1,777,962
3.85%, 11/1/44 - 11/1/44(b)	7,074,800	7,076,139
3.864%, 11/1/44(b)	4,368,066	4,385,105
3.772%, 12/1/44(b)	3,336,311	3,331,384
3.895%, 1/1/45(b)	2,747,721	2,743,090
3.885%, 1/1/45(b)	1,570,872	1,567,923
3.981%, 1/1/45(b)	1,472,861	1,470,545
3.643%, 1/1/45(b)	3,103,051	3,114,782
3.995%, 2/1/45(b)	2,422,737	2,419,692
3.735%, 4/1/45(b)	1,536,053	1,538,369
2.884%, 5/1/45(b)	4,820,055	4,818,599
3.812%, 6/1/45(b)	976,506	991,590
4.144%, 8/1/45(b)	5,471,882	5,527,589
3.475%, 8/1/45(b)	597,887	589,372
4.181%, 8/1/45(b)	1,332,932	1,351,280
4.456%, 9/1/45(b)	1,679,378	1,694,314
2.699%, 5/1/46(b)	3,321,281	3,366,596
4.569%, 5/1/46(b)	26,463,487	26,748,090
3.04%, 7/1/46(b)	3,927,405	3,985,023
2.587%, 9/1/46(b)	7,284,278	7,305,032
3.212%, 6/1/47(b)	1,430,517	1,392,736
3.132%, 8/1/47(b)	697,896	680,910
3.077%, 10/1/47(b)	875,764	856,814
3.38%, 11/1/47(b)	142,569	138,385
3.588%, 2/1/49(b)	3,352,780	3,283,510
2.177%, 11/1/50(b)	73,354,337	65,832,099
1.86%, 8/1/51(b)	226,581,723	205,145,278
1.978%, 4/1/52(b)	105,363,485	92,609,566
2.316%, 5/1/52(b)	36,865,361	32,826,130
2.029%, 5/1/52(b)	105,962,071	93,561,502
3.307%, 6/1/52(b)	15,146,576	14,078,361
4.083%, 9/1/52(b)	34,329,335	32,930,636
4.237%, 9/1/52(b)	51,657,234	50,473,383
Freddie Mac Gold, 15 Year
6.00%, 11/1/23	38,783	38,657
5.50%, 12/1/24	829	827
4.50%, 3/1/25 - 6/1/26	785,209	787,407
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	460,214	475,088
4.50%, 5/1/30 - 1/1/34	30,365,125	30,381,712
4.00%, 9/1/31 - 10/1/35	149,414,719	146,026,887
3.50%, 7/1/35 - 1/1/36	53,423,022	51,688,229
Freddie Mac Gold, 30 Year
7.00%, 4/1/31 - 11/1/38	1,012,399	1,050,766
6.50%, 12/1/32 - 10/1/38	3,875,922	4,066,060
6.00%, 12/1/33 - 2/1/39	6,198,801	6,465,077
5 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                 March 31, 2023
Debt Securities (continued)
	Par Value	Value
5.50%, 3/1/34 - 12/1/38	$18,567,150	$19,200,148
4.50%, 3/1/39 - 10/1/47	373,469,869	373,793,750
4.00%, 11/1/45 - 11/1/47	88,432,286	86,292,040
Freddie Mac Pool, 30 Year
7.00%, 11/1/37	4,363	4,728
4.50%, 7/1/42	3,649,866	3,670,594
2.50%, 5/1/50 - 11/1/51	954,667,779	830,478,526
2.00%, 6/1/50 - 12/1/50	1,453,323,606	1,207,193,097
2.00%, 10/1/50	503,419,889	422,017,180
2.50%, 11/1/50	314,737,172	274,093,829
2.00%, 12/1/50	602,136,075	500,666,103
2.00%, 12/1/50	711,356,659	595,446,363
2.50%, 2/1/51	274,966,107	240,339,510
3.00%, 1/1/52	230,805,357	208,193,492
3.50%, 4/1/52 - 8/1/52	823,141,167	769,416,006
Ginnie Mae, 20 Year
4.00%, 1/20/35	2,328,949	2,260,209
Ginnie Mae, 30 Year
7.50%, 12/15/23 - 5/15/25	34,378	34,380
7.00%, 5/15/28	35,312	35,652
UMBS TBA, 30 Year
2.50%, 5/1/51(c)	2,063,000,000	1,779,982,187
3.50%, 5/1/52(c)	1,640,326,000	1,525,182,792
		20,401,672,711
Private Label CMO & REMIC: 0.0%*
GSMPS Mortgage Loan Trust
Series 2004-4 1A4, 8.50%, 6/25/34(a)	1,784,860	1,765,895
Seasoned Credit Risk Transfer Trust
Series 2017-4 M45T, 4.50%, 6/25/57	10,292,941	9,951,894
		11,717,789
		24,757,721,358
		28,606,604,098
Corporate: 40.1%
Financials: 15.2%
Bank of America Corp.
4.20%, 8/26/24	161,580,000	158,748,840
4.25%, 10/22/26	161,184,000	156,129,800
6.204%, 11/10/28(d)	43,250,000	45,212,762
3.419%, 12/20/28(d)	6,195,000	5,755,855
2.496%, 2/13/31(d)	76,690,000	64,951,071
2.572%, 10/20/32(d)	5,451,000	4,455,173
5.015%, 7/22/33(d)	16,710,000	16,524,978
3.846%, 3/8/37(d)	346,384,000	295,288,557
Barclays PLC (United Kingdom)
4.375%, 9/11/24	236,829,000	228,172,789
5.20%, 5/12/26	55,538,000	53,160,413
5.304%, 8/9/26(d)	12,500,000	12,242,449
4.836%, 5/9/28	99,524,000	93,822,099
5.501%, 8/9/28(d)	64,325,000	63,426,045
5.088%, 6/20/30(d)	7,989,000	7,391,913
7.437%, 11/2/33(d)	10,000,000	11,053,080
BNP Paribas SA (France)
4.25%, 10/15/24	377,926,000	365,784,897
4.375%, 9/28/25(a)	94,549,000	90,274,624
4.375%, 5/12/26(a)	133,514,000	126,645,774
4.625%, 3/13/27(a)	277,440,000	264,788,525
Boston Properties, Inc.
3.80%, 2/1/24	63,389,000	61,060,540
3.20%, 1/15/25	46,635,000	43,269,443
3.65%, 2/1/26	28,645,000	26,176,422
6.75%, 12/1/27	23,325,000	23,078,621
4.50%, 12/1/28	74,205,000	65,003,773
2.90%, 3/15/30	30,643,000	23,566,276

	Par Value	Value
3.25%, 1/30/31	$132,273,000	$104,636,836
Capital One Financial Corp.
3.50%, 6/15/23	101,627,000	101,117,084
3.75%, 4/24/24	14,520,000	14,083,991
3.20%, 2/5/25	45,441,000	42,700,047
4.20%, 10/29/25	126,044,000	117,500,123
2.636%, 3/3/26(d)	36,790,000	34,083,838
3.75%, 7/28/26	11,885,000	10,806,053
4.927%, 5/10/28(d)	92,310,000	88,634,771
5.268%, 5/10/33(d)	94,840,000	89,272,643
Citigroup, Inc.
3.50%, 5/15/23	72,075,000	71,837,571
4.00%, 8/5/24	30,990,000	30,455,471
4.45%, 9/29/27	46,199,000	44,799,068
4.412%, 3/31/31(d)	88,860,000	84,387,794
6.625%, 6/15/32	1,650,000	1,770,551
3.785%, 3/17/33(d)	136,715,000	122,538,655
USD LIBOR 3-Month
+6.37%, 11.172%, 10/30/40(e)	423,471,200	487,500,045
Goldman Sachs Group, Inc.
3.615%, 3/15/28(d)	513,585,000	485,832,269
HSBC Holdings PLC (United Kingdom)
3.95%, 5/18/24(d)	132,355,000	131,877,639
.976%, 5/24/25(d)	155,274,000	146,126,700
4.30%, 3/8/26	94,285,000	91,192,310
5.21%, 8/11/28(d)	20,125,000	19,919,812
4.95%, 3/31/30	66,043,000	64,832,031
2.848%, 6/4/31(d)	105,275,000	88,434,353
2.357%, 8/18/31(d)	32,125,000	25,898,840
4.762%, 3/29/33(d)	222,917,000	201,491,665
8.113%, 11/3/33(d)	156,250,000	174,988,272
6.50%, 5/2/36	223,527,000	233,938,926
6.50%, 9/15/37	189,027,000	193,819,105
6.80%, 6/1/38	10,598,000	11,145,505
JPMorgan Chase & Co.
4.125%, 12/15/26	116,242,000	113,490,689
4.25%, 10/1/27	130,835,000	128,718,364
8.75%, 9/1/30(e)	81,627,000	97,894,020
2.739%, 10/15/30(d)	9,930,000	8,668,584
4.493%, 3/24/31(d)	364,895,000	354,502,798
2.522%, 4/22/31(d)	67,480,000	57,686,465
2.956%, 5/13/31(d)	169,213,000	146,269,665
4.586%, 4/26/33(d)	48,390,000	46,857,252
5.717%, 9/14/33(d)	133,800,000	137,059,206
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	216,152,000	209,466,419
4.582%, 12/10/25	65,106,000	61,447,700
4.65%, 3/24/26	92,116,000	87,449,498
3.75%, 3/18/28(d)	103,660,000	96,257,104
7.953%, 11/15/33(d)	153,985,000	170,326,150
NatWest Group PLC (United Kingdom)
6.10%, 6/10/23	19,542,000	19,512,467
6.00%, 12/19/23	261,772,000	260,534,991
5.125%, 5/28/24	21,880,000	21,486,238
1.642%, 6/14/27(d)	251,357,000	221,617,727
6.016%, 3/2/34(d)	70,810,000	73,345,641
UBS Group AG (Switzerland)
5.959%, 1/12/34(a)(d)	327,132,000	335,716,627
UniCredit SPA (Italy)
7.296%, 4/2/34(a)(d)	307,671,000	283,856,908
5.459%, 6/30/35(a)(d)	175,702,000	144,737,002
UnitedHealth Group, Inc.
4.20%, 5/15/32	77,400,000	75,861,622
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 6

Portfolio of Investments (unaudited)
                 March 31, 2023
Debt Securities (continued)
	Par Value	Value
4.75%, 5/15/52	$43,445,000	$42,290,825
Unum Group
7.25%, 3/15/28	18,694,000	19,757,965
6.75%, 12/15/28	8,052,000	8,468,979
Wells Fargo & Co.
4.10%, 6/3/26	128,880,000	124,733,768
4.30%, 7/22/27	157,825,000	152,952,622
2.879%, 10/30/30(d)	46,670,000	40,557,044
2.572%, 2/11/31(d)	43,705,000	37,037,272
3.35%, 3/2/33(d)	17,219,000	14,924,574
4.897%, 7/25/33(d)	105,129,000	102,618,668
3.068%, 4/30/41(d)	39,200,000	29,213,780
5.013%, 4/4/51(d)	123,387,000	116,046,290
		9,462,971,611
Industrials: 22.2%
AbbVie, Inc.
4.05%, 11/21/39	25,009,000	22,338,887
Anheuser-Busch InBev SA/NV (Belgium)
4.60%, 4/15/48	21,667,000	20,443,330
5.55%, 1/23/49	76,909,000	82,451,613
AT&T, Inc.
2.75%, 6/1/31	113,862,000	98,129,209
2.55%, 12/1/33	63,242,000	50,868,708
4.50%, 3/9/48	46,095,000	39,884,771
3.55%, 9/15/55	128,222,000	92,038,861
3.80%, 12/1/57	166,466,000	123,586,025
3.65%, 9/15/59	367,939,000	262,927,134
Bayer AG (Germany)
3.875%, 12/15/23(a)	298,635,000	295,285,970
4.25%, 12/15/25(a)	44,030,000	43,083,315
4.375%, 12/15/28(a)	4,485,000	4,336,254
British American Tobacco PLC (United Kingdom)
2.259%, 3/25/28	63,064,000	54,067,837
2.726%, 3/25/31	71,685,000	58,108,899
4.742%, 3/16/32	279,570,000	259,714,365
7.75%, 10/19/32	39,700,000	43,974,470
4.39%, 8/15/37	15,414,000	12,572,491
3.734%, 9/25/40	22,025,000	15,729,803
4.54%, 8/15/47	29,496,000	21,966,567
3.984%, 9/25/50	99,513,000	68,320,062
5.65%, 3/16/52	53,525,000	46,978,682
Burlington Northern Santa Fe LLC(f)
5.72%, 1/15/24	996,747	993,626
5.629%, 4/1/24	2,229,549	2,214,150
5.342%, 4/1/24	614,752	613,946
5.996%, 4/1/24	11,218,598	11,223,500
3.442%, 6/16/28(a)	64,553,658	61,761,145
Cemex SAB de CV (Mexico)
7.375%, 6/5/27(a)	88,919,000	92,000,043
5.45%, 11/19/29(a)	87,667,000	82,534,315
5.20%, 9/17/30(a)	215,702,000	198,962,671
3.875%, 7/11/31(a)	126,775,000	105,618,024
Charter Communications, Inc.
4.908%, 7/23/25	108,025,000	106,946,962
4.50%, 5/1/32	107,225,000	87,690,749
4.40%, 4/1/33	40,625,000	36,051,091
4.50%, 6/1/33(a)	227,585,000	183,217,304
4.25%, 1/15/34(a)	92,005,000	71,958,951
6.55%, 5/1/37	45,728,000	45,073,764
6.75%, 6/15/39	122,432,000	120,588,808
6.484%, 10/23/45	469,182,000	444,500,944

	Par Value	Value
5.375%, 5/1/47	$59,335,000	$48,954,237
5.75%, 4/1/48	235,090,000	202,879,572
4.80%, 3/1/50	14,905,000	11,360,491
5.25%, 4/1/53	156,290,000	126,662,856
Coca-Cola Co.
1.65%, 6/1/30	142,450,000	120,558,278
Comcast Corp.
5.50%, 11/15/32	4,821,000	5,141,017
Cox Enterprises, Inc.
3.85%, 2/1/25(a)	218,525,000	213,033,580
3.35%, 9/15/26(a)	160,651,000	152,814,674
3.50%, 8/15/27(a)	68,827,000	65,103,819
1.80%, 10/1/30(a)	12,094,000	9,574,924
CRH PLC (Ireland)
3.875%, 5/18/25(a)	61,144,000	59,460,432
CVS Health Corp.
4.30%, 3/25/28	32,995,000	32,402,579
3.75%, 4/1/30	82,424,000	77,107,195
4.78%, 3/25/38	142,201,000	135,557,418
4.125%, 4/1/40	57,090,000	49,055,387
5.05%, 3/25/48	171,761,000	160,683,479
4.25%, 4/1/50	15,845,000	13,239,828
Dell Technologies, Inc.
5.45%, 6/15/23	3,996,000	3,994,428
6.02%, 6/15/26	29,345,000	30,117,213
6.10%, 7/15/27	37,510,000	39,399,156
Dillard's, Inc.
7.75%, 7/15/26	20,806,000	21,501,064
7.75%, 5/15/27	13,063,000	13,646,878
7.00%, 12/1/28	27,945,000	28,473,542
Dow, Inc.
7.375%, 11/1/29	29,612,000	34,023,473
9.40%, 5/15/39	76,250,000	102,596,662
5.25%, 11/15/41	24,024,000	23,270,115
Elanco Animal Health, Inc.
6.022%, 8/28/23	43,545,000	43,163,981
6.65%, 8/28/28	113,742,000	107,425,907
Exxon Mobil Corp.
2.61%, 10/15/30	73,052,000	65,651,221
4.227%, 3/19/40	85,855,000	80,382,759
FedEx Corp.
5.25%, 5/15/50	146,640,000	143,633,437
Ford Motor Credit Co. LLC(f)
4.375%, 8/6/23	131,856,000	130,918,476
3.81%, 1/9/24	43,414,000	42,900,847
4.063%, 11/1/24	139,720,000	134,920,911
5.125%, 6/16/25	61,494,000	60,193,107
4.134%, 8/4/25	39,675,000	37,741,498
3.375%, 11/13/25	219,940,000	206,147,563
4.389%, 1/8/26	31,215,000	29,615,231
6.95%, 3/6/26	18,575,000	18,853,625
4.542%, 8/1/26	22,235,000	21,078,780
2.70%, 8/10/26	226,026,000	201,160,880
4.95%, 5/28/27	63,225,000	60,304,953
7.35%, 11/4/27	73,750,000	75,963,237
GE HealthCare Technologies, Inc.
5.857%, 3/15/30(a)	66,875,000	69,964,259
5.905%, 11/22/32(a)	192,050,000	204,499,305
HCA Healthcare, Inc.
5.25%, 6/15/26	11,007,000	11,016,991
3.125%, 3/15/27(a)	40,864,000	37,982,115
4.125%, 6/15/29	88,529,000	82,928,092
3.625%, 3/15/32(a)	201,107,000	177,281,952
5.125%, 6/15/39	19,235,000	17,979,458
7 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
                 March 31, 2023
Debt Securities (continued)
	Par Value	Value
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(a)	$597,942,000	$578,754,490
3.50%, 7/26/26(a)	2,150,000	2,013,856
6.125%, 7/27/27(a)	83,200,000	85,299,905
3.875%, 7/26/29(a)	210,950,000	189,550,738
Kinder Morgan, Inc.
4.80%, 2/1/33	25,560,000	24,660,954
6.50%, 2/1/37	50,356,000	53,180,093
6.95%, 1/15/38	106,964,000	119,509,106
6.50%, 9/1/39	71,826,000	75,178,642
5.00%, 8/15/42	77,997,000	69,451,919
5.00%, 3/1/43	73,148,000	63,987,040
5.50%, 3/1/44	81,454,000	76,538,774
5.40%, 9/1/44	68,607,000	63,542,108
5.55%, 6/1/45	10,200,000	9,647,669
5.20%, 3/1/48	21,247,000	19,015,233
5.45%, 8/1/52	2,800,000	2,599,855
Macy's, Inc.
6.70%, 7/15/34(a)	55,190,000	45,669,725
4.50%, 12/15/34	11,932,000	8,681,902
Microchip Technology, Inc.
.983%, 9/1/24	22,155,000	20,913,251
Nordstrom, Inc.
6.95%, 3/15/28	19,907,000	18,667,765
Occidental Petroleum Corp.
2.90%, 8/15/24	209,901,000	203,819,119
Oracle Corp.
2.95%, 4/1/30	83,370,000	73,611,883
3.60%, 4/1/40	28,275,000	21,945,386
3.95%, 3/25/51	17,625,000	13,262,415
Philip Morris International, Inc.
5.625%, 11/17/29	29,005,000	30,306,315
5.75%, 11/17/32	33,745,000	35,412,302
5.375%, 2/15/33	90,495,000	92,448,840
Prosus NV(f) (China)
3.257%, 1/19/27(a)	7,825,000	7,104,913
4.85%, 7/6/27(a)	195,473,000	187,441,796
3.68%, 1/21/30(a)	209,841,000	178,178,625
3.061%, 7/13/31(a)	527,559,000	415,491,905
4.193%, 1/19/32(a)	72,130,000	61,278,950
4.027%, 8/3/50(a)	16,980,000	11,148,256
4.987%, 1/19/52(a)	363,151,000	271,158,108
RELX PLC (United Kingdom)
4.00%, 3/18/29	58,740,000	56,606,652
TC Energy Corp. (Canada)
5.625%, 5/20/75(d)(e)	270,121,000	251,228,997
5.875%, 8/15/76(d)(e)	192,751,000	179,453,095
5.30%, 3/15/77(d)(e)	288,066,000	240,535,110
5.50%, 9/15/79(d)(e)	182,258,000	152,036,332
5.60%, 3/7/82(d)(e)	72,625,000	60,750,009
Telecom Italia SPA (Italy)
5.303%, 5/30/24(a)	408,704,000	400,529,920
7.20%, 7/18/36	69,968,000	63,302,149
7.721%, 6/4/38	175,032,000	162,049,036
The Cigna Group
4.125%, 11/15/25	47,075,000	46,308,982
7.875%, 5/15/27	26,593,000	29,778,934
4.375%, 10/15/28	64,256,000	63,315,890
The Walt Disney Co.
6.65%, 11/15/37	75,362,000	89,422,691
The Williams Companies, Inc.
3.50%, 11/15/30	109,165,000	98,870,994
T-Mobile U.S., Inc.
2.25%, 2/15/26	109,975,000	102,283,436

	Par Value	Value
3.375%, 4/15/29	$111,580,000	$101,726,080
3.875%, 4/15/30	186,307,000	174,814,403
2.55%, 2/15/31	18,595,000	15,760,958
3.50%, 4/15/31	111,565,000	100,315,734
5.20%, 1/15/33	27,255,000	27,797,914
4.375%, 4/15/40	51,525,000	46,177,726
4.50%, 4/15/50	30,705,000	26,740,756
3.40%, 10/15/52	94,060,000	67,710,732
5.65%, 1/15/53	65,470,000	67,055,510
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(a)	152,925,000	146,425,687
5.25%, 6/6/29(a)	50,542,000	46,600,735
Union Pacific Corp.
5.082%, 1/2/29	1,309,560	1,320,983
5.866%, 7/2/30	10,347,443	10,786,551
6.176%, 1/2/31	11,647,434	12,179,395
Verizon Communications, Inc.
2.55%, 3/21/31	2,525,000	2,151,025
4.272%, 1/15/36	164,899,000	152,964,850
3.55%, 3/22/51	48,185,000	36,763,135
VMware, Inc.
.60%, 8/15/23	50,075,000	49,132,225
1.40%, 8/15/26	83,510,000	73,864,284
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(d)(e)	244,700,000	243,591,509
Zoetis, Inc.
4.50%, 11/13/25	101,339,000	100,791,214
		13,841,693,599
Utilities: 2.7%
Dominion Energy
1.45%, 4/15/26	30,710,000	27,655,727
3.375%, 4/1/30	23,545,000	21,400,532
5.75%, 10/1/54(d)(e)	240,923,000	226,578,163
Enel SPA (Italy)
5.00%, 6/15/32(a)	7,150,000	6,724,133
7.50%, 10/14/32(a)	84,400,000	94,031,481
6.80%, 9/15/37(a)	138,532,000	147,255,877
6.00%, 10/7/39(a)	161,310,000	158,995,356
8.75%, 9/24/73(a)(d)(e)	33,849,000	33,579,188
NextEra Energy, Inc.
4.255%, 9/1/24	87,765,000	86,941,913
6.051%, 3/1/25	47,710,000	48,535,474
4.625%, 7/15/27	138,275,000	137,902,685
The Southern Co.
4.475%, 8/1/24	118,235,000	116,790,180
5.113%, 8/1/27	169,325,000	169,683,253
4.00%, 1/15/51(d)(e)	317,969,000	291,716,630
3.75%, 9/15/51(d)(e)	145,726,000	122,240,798
		1,690,031,390
		24,994,696,600
Total Debt Securities (Cost $68,852,212,437)		$64,534,731,504
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 8

Portfolio of Investments (unaudited)
                 March 31, 2023
Short-Term Investments: 0.9%
	Par Value/ Shares	Value
Repurchase Agreements: 0.5%
Fixed Income Clearing Corporation(g) 2.20%, dated 3/31/23, due 4/3/23, maturity value $225,921,411	$225,880,000	$225,880,000
Fixed Income Clearing Corporation(g) 4.82%, dated 3/31/23, due 4/3/23, maturity value $105,042,175	105,000,000	105,000,000
		330,880,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	248,047,210	248,047,210
Total Short-Term Investments (Cost $578,927,210)		$578,927,210
Total Investments In Securities (Cost $69,431,139,647)	104.5%	$65,113,658,714
Other Assets Less Liabilities	(4.5)%	(2,779,627,794)
Net Assets	100.0%	$62,334,030,920
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(c)	The security was purchased on a to-be-announced (TBA) when-issued basis.
(d)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(e)	Hybrid security: characteristics of both a debt and equity security.
(f)	Subsidiary. Security may be issued by parent company or one of its subsidiaries. (see below)
(g)	Repurchase agreement is collateralized by U.S. Treasury Notes 3.875%- 4.00%, 9/30/29-10/31/29. U.S. Treasury Bills, 3/21/24. Total collateral value is $337,497,683.
*	Rounds to 0.0%.

Debt securities are grouped by parent company unless otherwise noted.
Actual securities may be issued by the listed parent company or one of its subsidiaries.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Ultra 10 Year U.S. Treasury Note Future— Short Position	(15,513)	6/21/23	$(1,879,254,516)	$(15,785,383)
9 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities. All securities held by the Fund are denominated in U.S. dollars.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
◾ Level 1: Unadjusted quoted prices in active markets for identical securities
◾ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
◾ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2023:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
U.S. Treasury	$—	$7,881,017,360
Government-Related	—	3,052,413,446
Securitized	—	28,606,604,098
Corporate	—	24,994,696,600
Short-Term Investments
Repurchase Agreements	—	330,880,000
Money Market Fund	248,047,210	—
Total Securities	$248,047,210	$64,865,611,504
Other Investments
Futures Contracts
Depreciation	$(15,785,383)	$—
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox Income Fund / 10

DODGE & COX GLOBAL BOND FUND
Consolidated Portfolio of Investments (unaudited)
                 March 31, 2023
Debt Securities: 97.8%
		Par Value	Value
Government: 29.8%
Brazil Government (Brazil)
10.00%, 1/1/25	BRL	20,463,000	$3,916,589
10.00%, 1/1/27	BRL	73,111,000	13,550,276
10.00%, 1/1/33	BRL	270,377,000	45,443,097
Colombia Government (Colombia)
3.30%, 3/17/27(a)	COP	45,132,271,182	9,265,150
7.25%, 10/18/34	COP	112,590,000,000	17,283,031
4.75%, 4/4/35(a)	COP	67,856,117,250	13,951,084
Hungary Government (Hungary)
6.00%, 11/24/23	HUF	3,567,800,000	9,677,039
Indonesia Government (Indonesia)
8.25%, 5/15/36	IDR	58,189,000,000	4,315,491
Japan Government (Japan)
0.10%, 12/20/24	JPY	7,717,600,000	58,305,294
Malaysia Government (Malaysia)
3.899%, 11/16/27	MYR	113,950,000	26,229,632
4.893%, 6/8/38	MYR	32,638,000	7,997,697
Mexico Government (Mexico)
5.75%, 3/5/26	MXN	284,669,800	14,246,286
4.00%, 11/30/28(a)	MXN	334,640,466	18,265,575
8.00%, 11/7/47	MXN	890,667,200	43,972,368
Norway Government (Norway)
3.00%, 3/14/24(b)	NOK	374,829,000	35,678,320
Peru Government (Peru)
6.15%, 8/12/32	PEN	73,311,000	17,796,055
South Africa Government (South Africa)
8.25%, 3/31/32	ZAR	425,180,000	20,829,128
South Korea Government (South Korea)
3.375%, 6/10/32	KRW	22,816,850,000	17,734,680
U.S. Treasury Note/Bond (United States)
0.125%, 8/15/23	USD	10,939,000	10,751,840
4.25%, 9/30/24	USD	15,000,000	14,983,008
0.625%, 10/15/24	USD	15,000,000	14,186,719
4.125%, 9/30/27	USD	26,000,000	26,489,531
3.875%, 11/30/27	USD	30,000,000	30,311,719
3.50%, 1/31/30	USD	28,000,000	27,886,250
4.125%, 11/15/32	USD	29,624,000	31,128,344
			534,194,203
Government-Related: 6.2%
Chicago Transit Authority RB (United States)
6.899%, 12/1/40	USD	2,300,000	2,656,196
6.899%, 12/1/40	USD	340,000	392,655
Colombia Government (Colombia)
5.00%, 6/15/45	USD	2,100,000	1,465,206
5.20%, 5/15/49	USD	3,450,000	2,403,317
Indonesia Government (Indonesia)
1.30%, 3/23/34	EUR	9,900,000	7,840,849
Kommuninvest Cooperative Society (Sweden)
0.75%, 2/4/26(c)	SEK	148,880,000	13,298,779
New South Wales Treasury Corp (Australia)
3.00%, 5/20/27(c)	AUD	26,471,000	17,455,890
Petroleo Brasileiro SA (Brazil)
6.625%, 1/16/34	GBP	3,275,000	3,510,028
6.90%, 3/19/49	USD	4,250,000	3,820,586
6.75%, 6/3/50	USD	10,050,000	8,874,150
Petroleos Mexicanos (Mexico)
4.75%, 2/26/29(c)	EUR	7,600,000	6,508,482
6.75%, 9/21/47	USD	2,311,000	1,502,291
7.69%, 1/23/50	USD	44,725,000	31,561,912

		Par Value	Value
State of Illinois GO (United States)
5.10%, 6/1/33	USD	8,580,000	$8,559,112
			109,849,453
Securitized: 14.5%
Asset-Backed: 3.7%
Other: 0.8%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(b)	USD	4,088,580	4,124,355
9.75%, 1/6/27(b)	USD	4,326,343	4,466,949
8.20%, 4/6/28(b)	USD	6,568,996	6,618,264
			15,209,568
Student Loan: 2.9%
Navient Student Loan Trust (United States)
USD LIBOR 1-Month
+1.25% 6.095%, 6/25/65(b)	USD	1,054,291	1,039,669
+1.35% 6.195%, 6/25/65(b)	USD	15,426,151	15,284,761
+1.00% 5.845%, 9/27/66(b)	USD	3,773,085	3,702,374
+0.55% 0.70%, 2/25/70(b)	USD	5,926,002	5,739,259
Navient Student Loan Trust (Private Loans) (United States)
Series 2017-A B, 3.91%, 12/16/58(b)	USD	1,445,000	1,367,286
Series 2020-A B, 3.16%, 11/15/68(b)	USD	2,000,000	1,698,112
SLM Student Loan Trust (United States)
USD LIBOR 1-Month
+0.95% 5.795%, 9/25/28	USD	1,325,264	1,277,323
USD LIBOR 3-Month
+0.11% 4.976%, 12/15/32(b)	USD	1,975,223	1,831,950
+0.45% 5.316%, 12/15/32(b)	USD	708,812	665,529
+0.49% 5.308%, 4/27/43	USD	7,178,673	6,705,298
SMB Private Education Loan Trust (Private Loans) (United States)
Series 2017-B A2A, 2.82%, 10/15/35(b)	USD	579,421	553,972
Series 2018-C B, 4.00%, 11/17/42(b)	USD	1,000,000	910,120
Series 2021-A APT2, 1.07%, 1/15/53(b)	USD	4,033,496	3,472,057
Series 2023-A B, 5.88%, 1/15/53(b)	USD	7,000,000	7,208,052
			51,455,762
			66,665,330
CMBS: 0.1%
Agency CMBS: 0.1%
Freddie Mac Military Housing Trust Multifamily (United States)
6.195%, 11/25/52(b)(d)	USD	957,831	889,738
4.656%, 11/25/55(b)(d)	USD	1,549,471	1,393,928
			2,283,666
Mortgage-Related: 10.7%
Federal Agency CMO & REMIC: 0.4%
Fannie Mae (United States)
Trust 2004-W9 1A3, 6.05%, 2/25/44	USD	216,909	218,503
Freddie Mac (United States)
Series 4283 EW, 4.50%, 12/15/43(d)	USD	39,577	39,386
Series 4319 MA, 4.50%, 3/15/44(d)	USD	138,174	138,324
1 / Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                 March 31, 2023
Debt Securities (continued)
		Par Value	Value
Ginnie Mae (United States)
Series 2010-169 JZ, 4.00%, 12/20/40	USD	112,054	$107,143
United States 30 Day Average SOFR
+0.85% Series 2023-H04 FC, 5.409%, 1/20/73	USD	7,478,709	7,418,352
			7,921,708
Federal Agency Mortgage Pass-Through: 10.3%
Fannie Mae, 15 Year (United States)
5.00%, 7/1/25	USD	1,797	1,822
Fannie Mae, 30 Year (United States)
4.50% 4/1/39 - 2/1/45	USD	529,648	530,410
2.50% 6/1/50 - 3/1/52	USD	37,015,239	32,245,671
2.00% 9/1/50 - 1/1/51	USD	11,159,552	9,271,991
3.50% 6/1/52	USD	18,379,815	17,138,458
3.50%, 6/1/52	USD	19,294,145	18,035,933
Fannie Mae, Hybrid ARM (United States)
3.83% 8/1/44 - 9/1/44(d)	USD	60,509	61,056
Freddie Mac, Hybrid ARM (United States)
3.88%, 10/1/44(d)	USD	54,389	54,799
3.85%, 11/1/44(d)	USD	200,792	201,013
3.885%, 1/1/45(d)	USD	86,981	86,818
Freddie Mac Gold, 30 Year (United States)
6.00%, 2/1/35	USD	27,677	28,813
4.50% 8/1/44 - 7/1/47	USD	409,185	408,073
Freddie Mac Pool, 30 Year (United States)
2.50% 6/1/50 - 11/1/51	USD	42,270,001	36,826,745
UMBS TBA, 30 Year (United States)
3.50%, 5/1/52(e)	USD	74,052,000	68,853,896
			183,745,498
			191,667,206
			260,616,202
Corporate: 47.3%
Financials: 15.2%
Bank of America Corp. (United States)
4.183%, 11/25/27	USD	9,050,000	8,745,509
6.11%, 1/29/37	USD	2,250,000	2,367,183
3.846%, 3/8/37(f)	USD	16,750,000	14,279,191
Barclays PLC (United Kingdom)
4.836%, 5/9/28	USD	9,025,000	8,507,942
5.501%, 8/9/28(f)	USD	1,275,000	1,257,182
5.746%, 8/9/33(f)	USD	2,000,000	1,959,286
7.437%, 11/2/33(f)	USD	1,450,000	1,602,697
3.564%, 9/23/35(f)	USD	5,900,000	4,627,704
BNP Paribas SA (France)
4.375%, 9/28/25(b)	USD	3,290,000	3,141,265
4.375%, 5/12/26(b)	USD	5,675,000	5,383,067
4.625%, 3/13/27(b)	USD	7,675,000	7,325,014
2.588%, 8/12/35(b)(f)	USD	12,725,000	9,772,512
Boston Properties, Inc. (United States)
6.75%, 12/1/27	USD	1,850,000	1,830,459
3.25%, 1/30/31	USD	8,175,000	6,466,975
Capital One Financial Corp. (United States)
4.927%, 5/10/28(f)	USD	4,400,000	4,224,818
5.268%, 5/10/33(f)	USD	8,700,000	8,189,287
Citigroup, Inc. (United States)
6.625%, 6/15/32	USD	8,884,000	9,533,078
3.785%, 3/17/33(f)	USD	3,000,000	2,688,922
USD LIBOR 3-Month
+6.37%,11.172%, 10/30/40(g)	USD	4,162,250	4,791,582
Goldman Sachs Group, Inc. (United States)

		Par Value	Value
3.615%, 3/15/28(f)	USD	9,350,000	$8,844,751
HSBC Holdings PLC (United Kingdom)
4.762%, 3/29/33(f)	USD	7,625,000	6,892,134
8.113%, 11/3/33(f)	USD	10,875,000	12,179,184
6.50%, 5/2/36	USD	4,500,000	4,709,611
6.50%, 9/15/37	USD	1,100,000	1,127,887
6.00%, 3/29/40(c)	GBP	5,041,000	5,601,619
JPMorgan Chase & Co. (United States)
1.09%, 3/11/27(c)(f)	EUR	13,150,000	13,105,762
4.493%, 3/24/31(f)	USD	2,125,000	2,064,480
2.522%, 4/22/31(f)	USD	2,000,000	1,709,735
2.956%, 5/13/31(f)	USD	8,550,000	7,390,718
5.717%, 9/14/33(f)	USD	6,025,000	6,171,762
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	USD	2,200,000	2,131,954
4.582%, 12/10/25	USD	6,600,000	6,229,147
4.65%, 3/24/26	USD	4,200,000	3,987,232
7.953%, 11/15/33(f)	USD	1,500,000	1,659,183
NatWest Group PLC (United Kingdom)
5.125%, 5/28/24	USD	2,650,000	2,602,309
1.642%, 6/14/27(f)	USD	7,135,000	6,290,823
3.032%, 11/28/35(f)	USD	10,325,000	7,864,754
Navient Corp. (United States)
6.125%, 3/25/24	USD	18,860,000	18,606,522
UBS Group AG (Switzerland)
5.959%, 1/12/34(b)(f)	USD	7,800,000	8,004,688
UniCredit SPA (Italy)
5.459%, 6/30/35(b)(f)	USD	25,900,000	21,335,490
Wells Fargo & Co. (United States)
4.30%, 7/22/27	USD	3,900,000	3,779,599
2.572%, 2/11/31(f)	USD	5,100,000	4,321,933
3.35%, 3/2/33(f)	USD	4,075,000	3,532,008
4.897%, 7/25/33(f)	USD	2,800,000	2,733,140
5.606%, 1/15/44	USD	2,750,000	2,649,841
4.65%, 11/4/44	USD	550,000	473,920
			272,693,859
Industrials: 27.8%
Altria Group, Inc. (United States)
5.95%, 2/14/49	USD	20,175,000	19,082,545
AT&T, Inc. (United States)
3.15%, 9/4/36	EUR	6,100,000	5,851,694
5.25%, 3/1/37	USD	6,675,000	6,675,461
Bayer AG (Germany)
3.125%, 11/12/79(c)(f)(g)	EUR	27,600,000	25,862,316
5.375%, 3/25/82(c)(f)(g)	EUR	5,800,000	5,762,423
British American Tobacco PLC (United Kingdom)
3.75%, 3/23/71(c)(f)(g)(h)	EUR	56,000,000	45,026,700
Cemex SAB de CV (Mexico)
5.45%, 11/19/29(b)	USD	2,600,000	2,447,776
5.20%, 9/17/30(b)	USD	11,345,000	10,464,583
Charter Communications, Inc. (United States)
4.50%, 5/1/32	USD	20,175,000	16,499,519
4.50%, 6/1/33(b)	USD	11,800,000	9,499,590
5.75%, 4/1/48	USD	4,250,000	3,667,694
5.25%, 4/1/53	USD	11,850,000	9,603,653
CVS Health Corp. (United States)
5.05%, 3/25/48	USD	3,675,000	3,437,985
Elanco Animal Health, Inc. (United States)
6.65%, 8/28/28	USD	28,307,000	26,735,112
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Bond Fund / 2

Consolidated Portfolio of Investments (unaudited)
                 March 31, 2023
Debt Securities (continued)
		Par Value	Value
Ford Motor Credit Co. LLC(i) (United States)
4.375%, 8/6/23	USD	3,200,000	$3,177,247
4.063%, 11/1/24	USD	9,780,000	9,444,078
5.125%, 6/16/25	USD	8,175,000	8,002,060
4.134%, 8/4/25	USD	1,325,000	1,260,428
3.375%, 11/13/25	USD	6,000,000	5,623,740
4.389%, 1/8/26	USD	3,190,000	3,026,513
GE HealthCare Technologies, Inc. (United States)
5.857%, 3/15/30(b)	USD	1,725,000	1,804,686
5.905%, 11/22/32(b)	USD	5,150,000	5,483,840
Grupo Televisa SAB (Mexico)
8.50%, 3/11/32	USD	1,464,000	1,755,707
5.25%, 5/24/49	USD	1,500,000	1,409,442
HCA Healthcare, Inc. (United States)
3.625%, 3/15/32(b)	USD	4,750,000	4,187,270
Holcim, Ltd. (Switzerland)
7.125%, 7/15/36	USD	1,150,000	1,274,437
6.50%, 9/12/43(b)	USD	1,225,000	1,219,758
4.75%, 9/22/46(b)	USD	3,300,000	2,789,736
Imperial Brands PLC (United Kingdom)
4.875%, 6/7/32(c)	GBP	19,982,000	21,326,016
Kinder Morgan, Inc. (United States)
6.95%, 1/15/38	USD	5,300,000	5,921,602
5.55%, 6/1/45	USD	7,250,000	6,857,412
5.05%, 2/15/46	USD	3,925,000	3,460,783
Millicom International Cellular SA (Guatemala)
5.125%, 1/15/28(b)	USD	19,215,000	17,166,297
MTN Group, Ltd. (South Africa)
4.755%, 11/11/24(b)	USD	3,600,000	3,515,400
News Corp. (United States)
3.875%, 5/15/29(b)	USD	7,250,000	6,443,438
Occidental Petroleum Corp. (United States)
6.60%, 3/15/46	USD	10,125,000	10,645,273
Prosus NV(i) (China)
4.193%, 1/19/32(b)	USD	2,000,000	1,699,125
2.031%, 8/3/32(b)	EUR	32,475,000	25,060,540
4.027%, 8/3/50(b)	USD	1,200,000	787,863
3.832%, 2/8/51(b)	USD	5,634,000	3,611,910
4.987%, 1/19/52(b)	USD	4,350,000	3,248,064
QVC, Inc.(i) (United States)
4.45%, 2/15/25	USD	8,950,000	5,287,302
TC Energy Corp. (Canada)
5.625%, 5/20/75(f)(g)	USD	3,425,000	3,185,459
5.875%, 8/15/76(f)(g)	USD	1,250,000	1,163,762
5.30%, 3/15/77(f)(g)	USD	28,142,000	23,498,570
5.50%, 9/15/79(f)(g)	USD	8,045,000	6,710,994
5.60%, 3/7/82(f)(g)	USD	1,900,000	1,589,329
Telecom Italia SPA (Italy)
5.303%, 5/30/24(b)	USD	4,800,000	4,704,000
7.20%, 7/18/36	USD	20,283,000	18,350,639
7.721%, 6/4/38	USD	4,100,000	3,795,883
The Williams Companies, Inc. (United States)
5.75%, 6/24/44	USD	6,547,000	6,402,452
5.10%, 9/15/45	USD	2,050,000	1,874,881
T-Mobile U.S., Inc. (United States)
3.50%, 4/15/31	USD	21,575,000	19,399,560
8.75%, 3/15/32	USD	9,700,000	11,809,750
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	USD	7,180,000	6,874,850

		Par Value	Value
5.25%, 6/6/29(b)	USD	1,449,000	$1,336,007
VMware, Inc. (United States)
1.40%, 8/15/26	USD	4,150,000	3,670,660
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(f)(g)	USD	16,200,000	16,126,614
3.00%, 8/27/80(c)(f)(g)	EUR	12,650,000	11,068,345
			497,668,773
Utilities: 4.3%
Dominion Energy (United States)
5.45%, 4/1/53	USD	5,025,000	5,131,270
5.75%, 10/1/54(f)(g)	USD	13,394,000	12,596,506
Enel SPA (Italy)
7.75%, 10/14/52(b)	USD	3,900,000	4,565,682
8.75%, 9/24/73(b)(f)(g)	USD	32,983,000	32,720,091
NextEra Energy, Inc. (United States)
6.051%, 3/1/25	USD	1,700,000	1,729,413
5.00%, 7/15/32	USD	4,500,000	4,529,015
5.65%, 5/1/79(f)(g)	USD	8,075,000	7,106,536
The Southern Co. (United States)
4.475%, 8/1/24	USD	1,900,000	1,876,782
5.113%, 8/1/27	USD	4,425,000	4,434,362
3.75%, 9/15/51(f)(g)	USD	2,153,000	1,806,023
			76,495,680
			846,858,312
Total Debt Securities (Cost $1,931,060,275)			$1,751,518,170
Short-Term Investments: 4.3%
		Par Value/ Shares	Value
Repurchase Agreements: 3.9%
Fixed Income Clearing Corporation(j) 2.20%, dated 3/31/23, due 4/3/23, maturity value $14,860,724	USD	14,858,000	$14,858,000
Fixed Income Clearing Corporation(j) 4.82%, dated 3/31/23, due 4/3/23, maturity value $55,022,092	USD	55,000,000	55,000,000
			69,858,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	USD	7,118,390	7,118,390
Total Short-Term Investments (Cost $76,976,390)			$76,976,390
Total Investments in Securities (Cost $2,008,036,665)		102.1%	$1,828,494,560
Other Assets Less Liabilities		(2.1)%	(36,973,371)
Net Assets		100.0%	$1,791,521,189
3 / Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
                 March 31, 2023
(a)	Inflation-linked
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(d)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(e)	The security was purchased on a to-be-announced (TBA) when-issued basis.
(f)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(g)	Hybrid security: characteristics of both a debt and equity security.
(h)	Perpetual security: no stated maturity date.
(i)	Subsidiary. Security may be issued by parent company or one of its subsidiaries. (see below)
(j)	Repurchase agreement is collateralized by U.S. Treasury Notes 3.875%, 9/30/29. U.S. Treasury Bill, 3/21/24. Total collateral value is $71,255,224.

Debt securities are grouped by parent company unless otherwise noted.
Actual securities may be issued by the listed parent company or one of its subsidiaries.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
AUD: Australian Dollar
BRL: Brazilian Real
COP: Colombian Peso
EUR: Euro
GBP: British Pound
HUF: Hungarian Forint
IDR: Indonesian Rupiah
JPY: Japanese Yen
KRW: South Korean Won
MXN: Mexican Peso
MYR: Malaysian Ringgit
NOK: Norwegian Krone
PEN: Peruvian Nuevo Sol
SEK: Swedish Krona
USD: United States Dollar
ZAR: South African Rand
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Euro-Bobl Future— Short Position	(559)	6/8/23	$(71,463,034)	$(1,690,463)
Euro-Bund Future— Short Position	(404)	6/8/23	(59,516,660)	(2,284,035)
UK- Long Gilt Future— Short Position	(168)	6/28/23	(21,418,738)	(467,480)
$(4,441,978)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
COP: Colombian Peso
Bank of America	8/16/23	COP	21,694,800,693	USD	4,326,845	$206,975
Goldman Sachs	8/16/23	USD	7,439,386	COP	34,979,990,693	129,201
Standard Chartered	8/16/23	USD	1,332,769	COP	6,300,000,000	16,183
EUR: Euro
Bank of America	6/14/23	USD	2,690,372	EUR	2,518,029	(51,362)
Bank of America	6/14/23	USD	28,184,711	EUR	26,379,133	(537,980)
Barclays	6/14/23	EUR	2,875,458	USD	3,063,569	67,348
Citibank	6/14/23	USD	2,320,633	EUR	2,196,658	(71,179)
JPMorgan	6/14/23	USD	1,991,324	EUR	1,894,338	(71,310)
Morgan Stanley	6/14/23	USD	3,160,872	EUR	2,974,661	(78,062)
Morgan Stanley	9/13/23	USD	75,165,951	EUR	69,378,974	(706,661)
GBP: British Pound
Bank of America	6/14/23	USD	10,463,927	GBP	8,479,930	(11,653)
JPMorgan	6/14/23	USD	2,472,464	GBP	2,041,535	(49,521)
Bank of America	9/13/23	USD	1,928,674	GBP	1,555,151	5,535
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Bond Fund / 4

Consolidated Portfolio of Investments (unaudited)
                 March 31, 2023
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
JPMorgan	9/13/23	USD	13,722,450	GBP	11,263,716	$(206,548)
Morgan Stanley	9/13/23	USD	2,808,208	GBP	2,326,449	(68,738)
IDR: Indonesian Rupiah
HSBC	8/9/23	USD	4,250,000	IDR	63,240,000,000	45,439
ZAR: South African Rand
Morgan Stanley	7/12/23	USD	2,103,188	ZAR	38,081,863	(17,256)
Standard Chartered	7/12/23	USD	1,146,754	ZAR	19,700,000	49,834
Standard Chartered	7/12/23	USD	19,166,471	ZAR	329,259,237	832,913
Unrealized gain on currency forward contracts						1,353,428
Unrealized loss on currency forward contracts						(1,870,270)
Net unrealized loss on currency forward contracts						$(516,842)
The listed counterparty may be the parent company or one of its subsidiaries.
5 / Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates.  Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
◾ Level 1: Unadjusted quoted prices in active markets for identical securities
◾ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
◾ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at March 31, 2023:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
Government	$—	$534,194,203
Government-Related	—	109,849,453
Securitized	—	260,616,202
Corporate	—	846,858,312
Short-Term Investments
Repurchase Agreements	—	69,858,000
Money Market Fund	7,118,390	—
Total Securities	$7,118,390	$1,821,376,170
Other Investments
Futures Contracts
Depreciation	$(4,441,978)	$—
Currency Forward Contracts
Appreciation	—	1,353,428
Depreciation	—	(1,870,270)
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox Global Bond Fund / 6